UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06153
Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

Address of Registrant	1 Main Street North
Minot, ND 58703

Name and Address of agent for service	Brent Wheeler, Mutual Fund Chief Compliance Officer Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant’s telephone number, including area code	(701) 852-5292

Date of fiscal year end	July 31
Date of reporting period	January 31, 2007

Item 1)	Reports to Stockholders.

Dear Shareholder:

Enclosed is the semi-annual report of the Kansas Municipal Fund (the “Fund”) for the period ended January 31, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

In the last part of 2006 investors pushed back when they thought the Federal Reserve would cut interest rates.

Fed Fund futures expectations of where rates are going now give less than even odds that the Fed will cut its key target rate by a quarter point by September. In November the view was that the Fed would almost certainly cut rates from the current 5.25% once and possibly twice.

The mood has shifted as economic reports suggest the economy is in better shape than investors had thought. One reason investors remain so upbeat is that the economy appears to be catching its footing and inflation looks more subdued.

Federal Reserve chairman Ben Bernanke has said repeatedly he hopes the core inflation rate will continue to moderate, falling back below 2%. But he continues to worry, at least in public, about the risk of more persistent inflation, which would force him to raise rates again.

The bond market right now is worried about a different threat, a recession. That fear helped push the yield on the 10-year Treasury bond to 4.81% at the end of the period, higher than the 4.39% at which it began 2006, but well below the 5.25% it hit in late June 2006.

Long-term government bonds now yield less than short-term bonds. That makes investors nervous because, at times, it has historically been a sign of a coming recession. Lower long-term yields suggest investors expect rates to fall when the economy is weakening.

Some tend to downplay the recession risk. Heavy foreign demand for longer-term U.S. Treasury bonds, together with exceptionally low worldwide inflation rates, have kept U.S. bonds lower than normal.

Low yields hold down other market interest rates such as fixed mortgage rates. They encourage consumers and businesses alike to borrow, spend and invest which supports corporate profits and stock prices.

The Kansas Municipal Fund began the period at $10.62 per share and ended the period at $10.60 per share for a total return of 1.69%*. This compares to the Lehman Brothers Municipal Bond Index return of 3.06% for the period.

The Funds favorable overall performance can be attributed to its defensive portfolio, with an average maturity of 16 years and a low average maturity to the first call date of 4 years. That, along with an average portfolio coupon of 5.39%, helps relative performance in a rising rate environment.

Issues contributing to this defensive portfolio include: Olathe Multifamily Housing, 5.70% coupon, due 11/1/2027; Wichita Multifamily Housing, 5.70% coupon, due 7/1/2022; and Wichita Via Christi Health 6.25% coupon, due 11/15/2024.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Portfolio quality for the year was as follows: AAA 74.9%, AA 10.8%, A 12.5% and BBB 1.8%.

Income exempt from federal and Kansas state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Portfolio Manager

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise.  Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262.  A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com.  This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S).  The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders.  The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov.  The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.  You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions January 31, 2007 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years.  When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness.  “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities.  Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

January 31, 2007 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	74.9%
AA	10.8%
A	12.5%
BBB	1.8%

Quality ratings reflect the financial strength of the issuer.  They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the Fund’s investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

HC – Health Care	25.3%
S – School	19.3%
H – Housing	13.7%
W – Water/Sewer	11.0%
G – Government	10.3%
O - Other	9.2%
T – Transportation	6.9%
U – Utilities	4.3%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2006 to January 31, 2007.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/31/06	Ending Account Value 01/31/07	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,016.90	$5.40
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.86	$5.40

* Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days.  The Fund’s ending account value on the first line in the table is based on its actual total return 1.69% for the six-month period of July 31, 2006 to January 31, 2007.

January 31, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2007
					Since Inception (November 15, 1990)
Kansas Municipal Fund	1 year	3 year	5 year	10 year
Without sales charge	3.34%	2.27%	1.47%	3.01%	4.59%
With sales charge (4.25%)	(1.03)%	0.81%	0.60%	2.56%	4.31%

					Since Inception (November 15, 1990)
Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year
	4.30%	4.00%	5.12%	5.71%	6.61%

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

January 31, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Kansas Municipal Fund and the Lehman Brothers Municipal Bond Index

	Kansas Municipal Fund w/o Sales Charge	Kansas Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

7/31/1996	$10,000	$9,574	$10,000
1997	$10,756	$10,298	$11,027
1998	$11,052	$10,581	$11,687
1999	$11,433	$10,946	$12,024
2000	$11,626	$11,131	$12,542
2001	$12,571	$12,036	$13,808
2002	$13,009	$12,455	$14,735
2003	$12,911	$12,362	$15,264
2004	$13,132	$12,573	$16,147
2005	$13,161	$12,600	$17,174
2006	$13,738	$13,153	$17,613
1/31/2007	$13,970	$13,375	$18,151

Putting Performance into Perspective

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds.  Your Fund’s total return for the periods shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.

January 31, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees.  These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “Independent” Trustees.  Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave NW Minot, ND 58703 54	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (Since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	First Western Bank & Trust
R. James Maxson 1 Main Street North Minot, ND 58701 59	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, The Integrity Funds (since May 2003).	16	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2007 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2] 1 Main Street North Minot, ND 58703 62	Trustee, Chairman, President	Since January 1996

Director (since September 1987), President (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (May 1989 to May 2004), ND Capital, Inc. (August 1988 to September 2004), South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (May 2003 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Capital Financial Services, Inc., and Minot Park Board
Peter A. Quist 1 Main Street North Minot, ND 58703 72	Vice President, Secretary	Since January 1996

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (August 1988 to September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Tax Free Fund, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				3	None
Laura K. Anderson 1 Main Street North Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

2Mr. Walstad qualifies as an interested person of the Trust, as defined in the 1940 Act, by virtue of being an officer and director of the Investment Adviser and Distributor.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2007 (Unaudited)

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“the Company”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by a vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser.  The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals.  At a meeting held on October 25, 2006, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”) between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement.  In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser, that it believed to be reasonably necessary to reach its conclusion.  In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;
(b)	the various personnel furnishing such services and their duties and qualifications;
(c)	the relevant fund’s investment performance as compared to standardized industry performance data;
(d)	the adviser’s costs and profitability of furnishing the investment management services to the fund;
(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;
(f)	an analysis of the rates charged by other investment advisers of similar funds;
(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and
(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other Fund expenses compared to the level of advisory fees and expenses paid by other similar funds.  In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser.  The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund.  In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided.  The Trustees did not identify any single factor discussed above as all-important or controlling.  The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services:  The Investment Adviser currently provides services to sixteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds.  The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Various personnel furnishing such services and their duties and qualifications:  The Portfolio Manager of the Fund has over 25 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees.  This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance:  The Adviser has assured through subsidization that its Fund has had consistent performance relative to comparable and competing funds.  Although the Fund has outperformed its relative benchmark for the 1-year period, it has underperformed its relative benchmark for the YTD, 5-year, 10-year and since inception periods as of September 29, 2006. The Fund has positive returns for all the periods indicated above as of September 29, 2006.  In addition, the Fund has been meeting its investment objective for providing as high a level of current income exempt from federal and Kansas state income taxes as is consistent with preservation of capital.

Profitability:  The Board has reviewed a year to date and a 12-month profit analysis spreadsheet completed by the controller of the investment adviser.  Based on the relatively small size of each fund under management with the Adviser, the Adviser has shown no profit for the period.  The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund and the profit analysis spreadsheet presented by the Adviser.

Economies of Scale:  The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.  The advisory fees are structured appropriately based on the size of the Fund.  The Adviser has indicated that a new advisory fee structure may be looked at if the Fund reaches an asset level where the Fund could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds:  The Adviser is voluntarily waiving advisory fees due to the small size of the Fund.  The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided.

Expense ratios of the applicable fund as compared to data for comparable funds:  The Fund’s net expense ratio of 1.07% for the Class A shares was comparable to other funds of similar objective and size.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds:  The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund.  The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance.  The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund.  They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest – Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account.  More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund.  The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities.  The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts.  One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares.  Mr. Avery's compensation is based on salary paid every other week.  He is not compensated for client retention.  In addition, Integrity Mutual Funds, Inc., sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals and, to an extent, matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program.  The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%.  The Company has established a program in which it will grant interests in Integrity Mutual Funds Inc., shares to current employees that meet certain eligibility requirements, as a form of long-term incentive.  The program is designed to allow all employees to participate in the long-term growth of the value of the firm.

•

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments  January 31, 2007 (Unaudited)

Name of Issuer	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value
Percentages represent the market value of each investment category to total net assets

KANSAS MUNICIPAL BONDS (98.6%)

Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	5.300%	06/01/2031	$1,000,000	$1,066,800
Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	4.850	06/01/2031	500,000	513,440
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/2021	300,000	318,852
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	08/01/2022	250,000	259,295
Cowley Cty, KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/2014	390,000	417,316
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	09/01/2011	1,000,000	1,054,060
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	08/01/2019	1,000,000	1,051,770
Hutchinson, KS Community College	NR/A-	5.000	10/01/2025	350,000	361,295
Hutchinson, KS Community College	NR/A-	5.250	10/01/2030	300,000	315,888
Hutchinson, KS Community College	NR/A-	5.250	10/01/2033	450,000	472,640
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/2018	2,600,000	2,701,712
Johnson Cty., KS USD #231 Gardner-Edgerton FGIC	Aaa/AAA	5.000	10/01/2024	1,135,000	1,196,211
Johnson Cty., KS USD #232 (Desoto)	Aaa/NR	5.250	09/01/2023	500,000	541,480
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/2027	290,000	294,585
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/2016	580,000	582,598
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/01/2027	2,250,000	2,377,305
KS Devl. Finance Auth. (Dept. of Admin. Capital Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/2020	370,000	392,614
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/2013	570,000	598,865
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/2024	255,000	255,000
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	1,370,000	1,401,948
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	630,000	642,443
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	261,435
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/2022	1,000,000	1,071,930
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/2023	1,000,000	1,055,980
*KS Devl. Finance Auth.	Aaa/AAA	5.000	05/01/2026	1,335,000	1,408,719
KS Devl. Finance Auth. (Dept. Admin.) FGIG	Aaa/AAA	5.000	11/01/2025	250,000	265,025
KS Devl. Fin. Auth. Univ. KS Research Cent. XLCA	Aaa/AAA	5.000	02/01/2026	500,000	525,510
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/2021	1,975,000	1,975,000
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/2021	430,000	430,322
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/2020	1,000,000	1,067,500
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.375	11/15/2024	1,500,000	1,585,110
KS Devl. Finance Auth. (Hays Medical Center)	A/NR	5.000	11/15/2022	500,000	517,890
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.250	09/01/2021	500,000	540,000
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2024	530,000	554,714
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2025	750,000	782,685
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/2020	500,000	528,265
Lawrence, KS (Memorial Hospital) Rev. ASGUA	Aa-3/AA	5.750	07/01/2024	1,000,000	1,046,170
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2026	500,000	518,275
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2036	500,000	515,960
Neosho County, KS (Sales Tax Rev.) MBIA	Aaa/AAA	5.000	08/15/2008	405,000	409,937
Newton, KS (Newton) Hosp. Rev.	NR/BBB-	5.700	11/15/2018	1,000,000	1,022,310
Newton, KS (Newton) Hosp. Rev. ACA	NR/A	5.750	11/15/2024	500,000	510,510
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/2025	235,000	247,213
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/2030	500,000	524,960
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/2027	2,210,000	2,236,719
Reno Cty., KS USD #308 Hutchinson MBIA	Aaa/NR	4.500	09/01/2023	500,000	501,930
Scott Cty, KS USD #466 FGIC	Aaa/AAA	5.250	09/01/2017	900,000	964,242
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/2026	1,000,000	1,041,900
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/2016	655,000	697,588
Topeka, KS G.O. XLCA	Aaa/NR	5.000	08/15/2021	400,000	419,112
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2026	1,435,000	1,494,380
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2031	1,200,000	1,255,680
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/2020	830,000	868,927
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/2026	1,355,000	1,410,203
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	06/01/2031	750,000	798,637
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/NR	5.000	07/01/2019	955,000	1,004,306
Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/2017	565,000	577,786
*Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/2018	125,000	127,535
Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/2024	1,500,000	1,592,580
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/2031	1,100,000	1,167,155
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/2016	990,000	1,002,266
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/2022	2,000,000	2,025,360
Wichita, KS Public Building Commission (State Office Prj.) Rev. AMBAC	Aaa/AAA	4.000	10/01/2014	500,000	499,530
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/2018	1,465,000	1,566,729
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/01/2028	500,000	524,205
TOTAL KANSAS MUNICIPAL BONDS (COST: $54,301,701)					$55,958,307

SHORT-TERM SECURITIES (0.8%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $449,096)				449,096	$449,096

TOTAL INVESTMENTS IN SECURITIES (COST: $54,750,797)					$56,407,403
OTHER ASSETS LESS LIABILITIES					330,929

NET ASSETS					$56,738,332

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Assets and Liabilities  January 31, 2007 (Unaudited)

ASSETS
Investment in securities, at value (cost: $54,750,797)	$56,407,403
Accrued interest receivable	743,346
Accrued dividends receivable	2,184
Prepaid expenses	9,115
Total Assets	$57,162,048

LIABILITIES
Disbursements in excess of demand deposit cash	$13,591
Dividends payable	186,045
Payable for fund shares redeemed	166,636
Payable to affiliates	48,000
Accrued expenses	9,444
Total Liabilities	$423,716

NET ASSETS	$56,738,332

Net assets are represented by:
Paid-in capital	$64,387,150
Accumulated undistributed net realized gain (loss) on investments and futures	(9,305,638)
Accumulated undistributed net investment income	214
Unrealized appreciation (depreciation) on investments	1,656,606
Total amount representing net assets applicable to 5,354,023 outstanding shares of no par common stock (unlimited shares authorized)	$56,738,332

Net asset value per share	$10.60

Public offering price (based on sales charge of 4.25%)	$11.07

The accompanying notes are an integral part of these financial statements.

Financial Statements  January 31, 2007

Statement of Operations  For the six months ended January 31, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$1,381,306
Dividends	19,766
Total Investment Income	$1,401,072

EXPENSES
Investment advisory fees	$145,766
Distribution (12b-1) fees	72,883
Administrative service fees	33,355
Transfer agent fees	49,432
Accounting service fees	26,161
Custodian fees	3,829
Professional fees	15,127
Trustees fees	2,198
Insurance expense	1,004
Reports to shareholders	2,575
Audit fees	3,568
Legal fees	1,387
Transfer agent out of pocket	1,298
Registration and filing fees	709
Total Expenses	$359,292
Less expenses waived or absorbed by the Fund’s manager	(47,352)
Total Net Expenses	$311,940

NET INVESTMENT INCOME	$1,089,132

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$2,788
Net change in unrealized appreciation (depreciation) of investments	(97,455)
Net Realized And Unrealized Gain (Loss) On Investments	$(94,667)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$994,465

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Changes in Net Assets

For the six months ended January 31, 2007 and the year ended July 31, 2006

	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,089,132	$2,397,547
Net realized gain (loss) on investment and futures transactions	2,788	883,835
Net change in unrealized appreciation (depreciation) on investments and futures	(97,455)	(620,199)
Net Increase (Decrease) in Net Assets Resulting From Operations	$994,465	$2,661,183

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.20 and $.41 per share, respectively)	$(1,089,080)	$(2,397,386)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(1,089,080)	$(2,397,386)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$876,437	$1,495,672
Proceeds from reinvested dividends	691,795	1,509,351
Cost of shares redeemed	(3,828,564)	(11,645,304)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(2,260,332)	$(8,640,281)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,354,947)	$(8,376,484)

NET ASSETS, BEGINNING OF PERIOD	59,093,279	67,469,763

NET ASSETS, END OF PERIOD	$56,738,332	$59,093,279
Undistributed Net Investment Income	$214	$161

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  January 31, 2007 (Unaudited)

Note 1.  ORGANIZATION

Business operations - The Kansas Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990.  The Fund had no operations from that date to November 15, 1990, other than matters relating to organization and registration.  On November 15, 1990, the Fund commenced its Public Offering of capital shares.  The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas state income tax as is consistent with preservation of capital.  The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management.  The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following:  yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions.  Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed.  The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state.  This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities - The Fund may purchase securities on a when-issued basis.  Payment and delivery may take place after the customary settlement period for that security.  The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.  The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments.  With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment.  Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders.  Therefore, no provision for income taxes is required.  Distributions during year ended July 31, 2006, were characterized as tax-exempt for tax purposes.

	July 31, 2006	July 29, 2005
Tax-exempt Income	$2,397,386	$2,594,731
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$2,397,386	$2,594,731

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($8,982,250)	$1,754,222	($7,228,028)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2006, totaling $8,982,250 which may be used to offset capital gains.  The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2008	$531,392
2009	$568,023
2010	$1,444,860
2011	$1,970,032
2012	$1,398,834
2013	$2,680,174
2014	$388,935

For the year ended July 31, 2006, the Fund made $1,671,432 in permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year.  For the year ended July 31, 2006, the Fund deferred to August 1, 2006, post October capital losses, post October currency losses and post October passive foreign investment company losses of $326,177.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Note 3.  CAPITAL SHARE TRANSACTIONS

As of January 31, 2007, there were unlimited shares of no par authorized; 5,354,023 and 5,565,714 shares were outstanding at January 31, 2007, and July 31, 2006, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006

Shares sold	81,996	140,843
Shares issued on reinvestment of dividends	64,706	142,220
Shares redeemed	(358,393)	(1,097,898)
Net increase (decrease)	(211,691)	(814,835)

Note 4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets.  The Fund has recognized $98,414 of investment advisory fees after partial waiver for the six months ended January 31, 2007.  The Fund has a payable to Integrity Money Management of $13,810 at January 31, 2007, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment adviser and management fee.  The investment adviser and underwriter may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time.  Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.07% for the six months ended January 31, 2007.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $72,883 of distribution fees for the six months ended January 31, 2007.  The Fund has a payable to Integrity Funds Distributor of $12,339 at January 31, 2007 for distribution fees.

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum $500 per month is charged for each additional share class.  The Fund has recognized $49,432 of transfer agency fees and expenses for the six months ended January 31, 2007.  The Fund has a payable to Integrity Fund Services of $9,556 at January 31, 2007 for transfer agency fees.  Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $26,161 of accounting service fees for the six months ended January 31, 2007.  The Fund has a payable to Integrity Fund Services of $4,471 at January 31, 2007 for accounting service fees.  Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses.  An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class.  The Fund has recognized $33,355 of administrative service fees for the six months ended January 31, 2007.  The Fund has a payable to Integrity Fund Services of $6,012 at January 31, 2007 for administrative service fees.

Note 5.  INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $1,252,574 and $2,203,457, respectively, for the six months ended January 31, 2007.

Note 6.  INVESTMENT IN SECURITIES

At January 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $54,750,797.  The net unrealized appreciation of investments for financial reporting purposes based on the cost was $1,656,606, which is comprised of $1,728,526 aggregate gross unrealized appreciation and $71,920 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements.  This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted  accounting principles and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights  January 31, 2007

Selected per share data and ratios for the periods indicated

	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$10.62	$10.57	$10.93	$11.19	$11.78	$11.92

Income from Investment Operations:
Net investment income	$.20	$.41	$.38	$.45	$.51	$.55
Net realized and unrealized gain (loss) on investment and futures transactions	(.02)	.05	(.36)	(.26)	(.59)	(.14)
Total Income (Loss) From Investment Operations	$0.18	$.46	$.02	$.19	$(.08)	$.41

Less Distributions:
Dividends from net investment income	$(.20)	$(.41)	$(.38)	$(.45)	$(.51)	$(.55)
Distributions from net capital gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.20)	$(.41)	$(.38)	$(.45)	$(.51)	$(.55)

NET ASSET VALUE, END OF PERIOD	$10.60	$10.62	$10.57	$10.93	$11.19	$11.78

Total Return	3.38%(A)(C)	4.39%(A)	0.22%(A)	1.71%(A)	(0.75%)(A)	3.48%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$56,738	$59,093	$67,470	$78,478	$88,850	$98,992
Ratio of net expenses (after expense assumption) to average net assets	1.07%(B)(C)	1.03%(B)	0.97%(B)	0.95%(B)	0.95%(B)	0.95%(B)
Ratio of net investment income to average net assets	3.74%(C)	3.82%	3.56%	4.05%	4.39%	4.61%
Portfolio turnover rate	2.21%	12.31%	44.85%	17.29%	23.78%	5.74%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $47,352, $79,585, $130,764, $127,695, $52,479, and $22,656, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.23%, 1.15%, 1.15%, 1.10%, 1.01%, and 0.97%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the Kansas Insured Intermediate Fund (the “Fund”) for the period ended January 31, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

In the last part of 2006 investors pushed back when they thought the Federal Reserve would cut interest rates.

Fed Fund futures expectations of where rates are going now give less than even odds that the Fed will cut its key target rate by a quarter point by September. In November the view was that the Fed would almost certainly cut rates from the current 5.25% once and possibly twice.

The mood has shifted as economic reports suggest the economy is in better shape than investors had thought. One reason investors remain so upbeat is that the economy appears to be catching its footing and inflation looks more subdued.

Federal Reserve chairman Ben Bernanke has said repeatedly he hopes the core inflation rate will continue to moderate, falling back below 2%. But he continues to worry, at least in public, about the risk of more persistent inflation, which would force him to raise rates again.

The bond market right now is worried about a different threat, a recession. That fear helped push the yield on the 10-year Treasury bond to 4.81% at the end of the period, higher than the 4.39% at which it began 2006, but well below the 5.25% it hit in late June 2006.

Long-term government bonds now yield less than short-term bonds. That makes investors nervous because, at times, it has historically been a sign of a coming recession. Lower long-term yields suggest investors expect rates to fall when the economy is weakening.

Some tend to downplay the recession risk. Heavy foreign demand for longer-term U.S. Treasury bonds, together with exceptionally low worldwide inflation rates, have kept U.S. bonds lower than normal.

Low yields hold down other market interest rates such as fixed mortgage rates. They encourage consumers and businesses alike to borrow, spend and invest which supports corporate profits and stock prices.

The Kansas Insured Intermediate Fund began the period at $10.95 per share and ended the period at $10.92 per share for a total return of 1.73%*. This compares to the Lehman Brothers Municipal Seven-Year Maturity Bond Index return of 2.33% for the period.

The Funds favorable overall performance can be attributed to its defensive portfolio, with an average maturity of 7 years and a low average maturity to the first call date of 3 years. That, along with an average portfolio coupon of 5.25%, helps relative performance in a rising rate environment.

Issues contributing to this defensive portfolio include: University of Kansas Hospital, 5.50% coupon, due 9/01/2015; Saline County Schools, 5.50% coupon, due 9/1/2015; and Stormont Vail Healthcare, 5.70% coupon, due 11/15/2008.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Portfolio quality for the year was as follows: AAA 100%.

Income exempt from federal and Kansas state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Portfolio Manager

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S). The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions January 31, 2007 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years. When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness. “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

January 31, 2007 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	100%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

HC-Health Care	26.5%
S-School	24.5%
H-Housing	23.2%
W/S-Water/Sewer	9.6%
U-Utilities	6.3%
G-Government	4.3%
T-Transportation	4.1%
O-Other	1.5%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2006, to January 31, 2007.

The example illustrates the Fund's costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/31/06	Ending Account Value 01/31/07	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,017.29	$3.78
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,021.46	$3.78

* Expenses are equal to the annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 1.73% for the six month period of July 31, 2006, to January 31, 2007.

January 31, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2007
					Since Inception (November 23, 1992)
Kansas Insured Intermediate Fund	1 year	3 Year	5 year	10 year
Without sales charge	4.41%	1.76%	1.95%	3.01%	3.89%
With sales charge (2.75%)	1.52%	0.82%	1.38%	2.72%	3.68%
Lehman Brothers Municipal Seven-Year Maturity Bond Index	1 year	3 Year	5 year	10 year	Since Inception (November 23, 1992)
	3.38%	2.64%	4.30%	2.13%	5.46%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

January 31, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Kansas Insured Intermediate Fund and the Lehman Brothers Municipal Seven-Year Maturity Bond Index

	Kansas Insured Intermediate Fund w/o Sales Charge	Kansas Insured Intermediate Fund w/ Max Sales Charge	Lehman Brothers Municipal Seven-Year Maturity Bond Index
7/31/1996	$10,000	$9,729	$10,000
1997	$10,476	$10,191	$10,864
1998	$10,807	$10,514	$11,435
1999	$11,208	$10,903	$11,810
2000	$11,449	$11,138	$12,353
2001	$12,220	$11,888	$13,486
2002	$12,723	$12,377	$14,448
2003	$12,883	$12,534	$15,005
2004	$13,181	$12,823	$15,687
2005	$13,083	$12,728	$16,308
2006	$13,614	$13,245	$16,642
1/31/2007	$13,850	$13,474	$17,094

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Kansas municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave NW Minot, ND 58703 54	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (Since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	First Western Bank & Trust
R. James Maxson 1 Main Street North Minot, ND 58701 59	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, The Integrity Funds (since May 2003).	16	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2007 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2] 1 Main Street North Minot, ND 58703 62	Trustee, Chairman, President	Since January 1996

Director (since September 1987), President (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (May 1989 to May 2004), ND Capital, Inc. (August 1988 to September 2004), South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (May 2003 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Capital Financial Services, Inc., and Minot Park Board
Peter A. Quist 1 Main Street North Minot, ND 58703 72	Vice President, Secretary	Since January 1996

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (August 1988 to September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Tax Free Fund, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				3	None
Laura K. Anderson 1 Main Street North Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

2Mr. Walstad qualifies as an interested person of the Trust, as defined in the 1940 Act, by virtue of being an officer and director of the Investment Adviser and Distributor.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800)

January 31, 2007 (Unaudited)

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“the Company”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 25, 2006, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;
(b)	the various personnel furnishing such services and their duties and qualifications;
(c)	the relevant fund’s investment performance as compared to standardized industry performance data;
(d)	the adviser’s costs and profitability of furnishing the investment management services to the fund;
(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;
(f)	an analysis of the rates charged by other investment advisers of similar funds;
(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and
(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to sixteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has over 25 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance: The Adviser has assured through subsidization that its Fund has had consistent performance relative to comparable and competing funds. Although the Fund has outperformed its relative benchmark for the YTD, 1-year and 10-year periods, it has underperformed its relative benchmark for the 5-year and since inception periods as of September 29, 2006. The Fund has positive returns for all the periods indicated above as of September 29, 2006. In addition, the Fund has been meeting its investment objective for providing as high a level of current income exempt from federal and Kansas state income taxes as is consistent with preservation of capital.

Profitability: The Board has reviewed a year to date and a 12-month profit analysis spreadsheet completed by the controller of the investment adviser. Based on the relatively small size of each fund under management with the Adviser, the Adviser has shown no profit for the period. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund and the profit analysis spreadsheet presented by the Adviser.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if the Fund reaches an asset level where the Fund could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: The Adviser is voluntarily waiving advisory fees due to the small size of the Fund. At times the Adviser is reimbursing the Fund for expenses paid above the voluntary expense cap. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided.

Expense ratios of the applicable fund as compared to data for comparable funds: The Fund’s net expense ratio of 0.75% for the Class A shares was comparable to other funds of similar objective and size.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest – Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals and, to an extent, matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. The Company has established a program in which it will grant interests in Integrity Mutual Funds Inc., shares to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow all employees to participate in the long-term growth of the value of the firm.

•

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2007 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (98.4%)

Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/2013	$250,000	$259,580
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/2016	770,000	826,564
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/2013	100,000	105,064
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/2019	235,000	247,845
Johnson Cty., KS USD #232 (Desoto) FSA	Aaa/NR	5.000	09/01/2015	100,000	107,627
Johnson Cty., KS USD #232 (Desoto) MBIA	Aaa/NR	5.000	03/01/2015	250,000	267,766
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/01/2012	250,000	264,933
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/2013	375,000	392,482
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.200	11/15/2008	375,000	381,375
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.300	11/15/2009	375,000	381,251
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.500	11/15/2017	100,000	101,987
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	261,435
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev. FNMA	NR/AAA	5.700	12/01/2009	325,000	327,997
KS Devl. Finance Auth. (State of KS Projects) MBIA	Aaa/AAA	4.100	05/01/2019	250,000	246,315
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.700	11/15/2008	450,000	450,337
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/2012	845,000	901,302
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/2015	305,000	320,851
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/2014	605,000	614,970
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/2023	445,000	452,084
Morton Cty., KS USD# 217 FSA	Aaa/AAA	4.000	09/01/2010	100,000	101,044
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/2012	485,000	490,869
Reno Cty., KS USD #308 Hutchinson MBIA	Aaa/NR	4.500	09/01/2022	250,000	251,385
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/2015	190,000	201,854
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/2014	485,000	507,262
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/2014	215,000	217,988
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	09/01/2015	1,000,000	1,034,800
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	07/01/2011	105,000	108,416
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/2012	250,000	253,385
Wichita, KS G.O. (Series 772) FGIC	Aaa/AAA	4.100	09/01/2014	130,000	130,736
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/2010	330,000	333,950
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	NR/AAA	5.250	10/01/2012	405,000	409,722
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/2014	325,000	347,763
#Wyandotte Cty., Kansas City, KS Gov't. Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/2013	500,000	517,340
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/2013	250,000	269,910
TOTAL KANSAS MUNICIPAL BONDS (COST: $11,835,699)					$12,088,189

SHORT-TERM SECURITIES (0.6%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $70,464)				70,464	$70,464

TOTAL INVESTMENTS IN SECURITIES (COST: $11,906,163)					$12,158,653
OTHER ASSETS LESS LIABILITIES					130,239

NET ASSETS					$12,288,892

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Assets and Liabilities January 31, 2007 (Unaudited)

ASSETS
Investment in securities, at value (cost: $11,906,163)	$12,158,653
Cash	3,900
Accrued interest receivable	186,851
Accrued dividends receivable	706
Prepaid expenses	2,736
Receivable from manager	1,601

Total Assets	$12,354,447

LIABILITIES
Dividends payable	$42,420
Payable for fund shares redeemed	12,259
Payable to affiliates	7,056
Accrued expenses	3,820

Total Liabilities	$65,555

NET ASSETS	$12,288,892

Net assets are represented by:
Paid-in capital	$13,430,051
Accumulated undistributed net realized gain (loss) on investments and futures	(1,393,674)
Accumulated undistributed net investment income	25
Unrealized appreciation (depreciation) on investments	252,490
Total amount representing net assets applicable to 1,125,370 outstanding shares of no par common stock (unlimited shares authorized)	$12,288,892

Net asset value per share	$10.92
Public offering price (based on sales charge of 2.75%)	$11.23

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Operations For the six months ended January 31, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$288,549
Dividends	6,587
Total Investment Income	$295,136

EXPENSES
Investment advisory fees	$31,187
Administrative service fees	11,017
Transfer agent fees	11,536
Accounting service fees	15,119
Custodian fees	1,206
Transfer agent out-of-pockets	364
Professional fees	4,509
Trustees fees	1,062
Reports to shareholders	1,253
Registration and filing fees	736
Audit expense	4,927
Other expenses	184
Total Expenses	$83,100
Less expenses waived or absorbed by the Fund’s manager	(36,319)
Total Net Expenses	$46,781

NET INVESTMENT INCOME	$248,355

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(1,751)
Net change in unrealized appreciation (depreciation) of investments	(29,325)
Net Realized and Unrealized Gain (Loss) On Investments	$(31,076)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$217,279

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Changes in Net Assets

For the six months ended January 31, 2007, and the year ended July 31, 2006

	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$248,355	$506,642
Net realized gain (loss) on investment and futures transactions	(1,751)	387,021
Net change in unrealized appreciation (depreciation) on investments and futures	(29,325)	(385,763)
Net Increase (Decrease) in Net Assets Resulting From Operations	$217,279	$507,900

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.22 and $.43 per share, respectively)	$(248,330)	$(506,639)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(248,330)	$(506,639)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$419,053	$680,818
Proceeds from reinvested dividends	153,729	305,774
Cost of shares redeemed	(671,533)	(3,049,064)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(98,751)	$(2,062,472)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(129,802)	$(2,061,211)

NET ASSETS, BEGINNING OF PERIOD	12,418,694	14,479,905

NET ASSETS, END OF PERIOD	$12,288,892	$12,418,694
Undistributed Net Investment Income	$25	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2007 (Unaudited)

Note 1. ORGANIZATION

Business operations - Kansas Insured Intermediate Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 23, 1992, other than matters relating to organization and registration. On November 23, 1992, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Kansas state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Kansas insured securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 2.75% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended July 31, 2006, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 31, 2006	July 29, 2005
Tax-exempt Income	$506,639	$599,718
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$506,639	$599,718

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($1,391,923)	$281,815	($1,110,108)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2006, totaling $1,391,923, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2007	$27,100
2008	$49,698
2009	$78,788
2010	$178,976
2011	$209,757
2012	$303,542
2013	$544,062

For the year ended July 31, 2006, the Fund made $36,266 in permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2006, the Fund deferred to August 1, 2006 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of January 31, 2007, there were unlimited shares of no par authorized; 1,125,370 and 1,134,356 shares were outstanding at January 31, 2007, and July 31, 2006, respectively.

Transactions in capital shares were as follows:

Shares

	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006

Shares sold	38,152	62,142
Shares issued on reinvestment of dividends	13,994	27,989
Shares redeemed	(61,132)	(279,142)
Net increase (decrease)	(8,986)	(189,011)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. All investment advisory fees were waived for the six months ended January 31, 2007. The Fund has a payable to Integrity Money Management of $0 at January 31, 2007 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 0.75% of the Fund’s average daily net assets on an annual basis. The investment adviser may also voluntarily waive fees or reimburse expenses not required under the advisory contract from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 0.75% for the six months ended January 31, 2007.

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $11,536 of transfer agency fees and expenses for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $2,120 at January 31, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $15,119 of accounting service fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $2,597 at January 31, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $11,017 of administrative service fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $2,067 at January 31, 2007 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $635,903 and $388,214, respectively, for the six months ended January 31, 2007.

Note 6. INVESTMENT IN SECURITIES

At January 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $11,906,163. The net unrealized appreciation of investments for financial reporting purposes based on the cost was $252,490, which is comprised of $266,426 aggregate gross unrealized appreciation and $13,936 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights

Selected per share data and ratios for the period indicated

	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$10.95	$10.94	$11.44	$11.60	$11.91	$11.93

Income from Investment Operations:
Net investment income	$.22	$.43	$.42	$.43	$.46	$.50
Net realized and unrealized gain (loss) on investment and futures transactions	(.03)	.01	(.50)	(.16)	(.31)	(.02)
Total Income (Loss) From Investment Operations	$.19	$.44	$(.08)	$.27	$.15	$.48

Less Distributions:
Dividends from net investment income	$(.22)	$(.43)	$(.42)	$(.43)	$(.46)	$(.50)
Distributions from net capital gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.22)	$(.43)	$(.42)	$(.43)	$(.46)	$(.50)

NET ASSET VALUE, END OF PERIOD	$10.92	$10.95	$10.94	$11.44	$11.60	$11.91

Total Return	3.46%(A)(C)	4.06%(A)	(0.75%)(A)	2.31%(A)	1.26%(A)	4.12%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$12,289	$12,419	$14,480	$16,982	$18,477	$18,633
Ratio of net expenses (after expense assumption) to average net assets	0.75%(B)(C)	0.75%(B)	0.75%(B)	0.75%(B)	0.75%(B)	0.75%(B)
Ratio of net investment income to average net assets	3.97%(C)	3.89%	3.71%	3.67%	3.89%	4.20%
Portfolio turnover rate	3.23%	4.15%	1.81%	4.39%	26.23%	9.04%

(A) Excludes maximum sales charge of 2.75%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $36,319, $62,295, $57,567, $58,289, $36,281, and $30,501, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.33%, 1.23%, 1.10%, 1.08%, 0.94%, and 0.91%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the Maine Municipal Fund (the “Fund”) for the period ended January 31, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

In the last part of 2006 investors pushed back when they thought the Federal Reserve would cut interest rates.

Fed Fund futures expectations of where rates are going now give less than even odds that the Fed will cut its key target rate by a quarter point by September. In November the view was that the Fed would almost certainly cut rates from the current 5.25% once and possibly twice.

The mood has shifted as economic reports suggest the economy is in better shape than investors had thought. One reason investors remain so upbeat is that the economy appears to be catching its footing and inflation looks more subdued.

Federal Reserve chairman Ben Bernanke has said repeatedly he hopes the core inflation rate will continue to moderate, falling back below 2%. But he continues to worry, at least in public, about the risk of more persistent inflation, which would force him to raise rates again.

The bond market right now is worried about a different threat, a recession. That fear helped push the yield on the 10-year Treasury bond to 4.81% at the end of the period, higher than the 4.39% at which it began 2006, but well below the 5.25% it hit in late June 2006.

Long-term government bonds now yield less than short-term bonds. That makes investors nervous because, at times, it has historically been a sign of a coming recession. Lower long-term yields suggest investors expect rates to fall when the economy is weakening.

Some tend to downplay the recession risk. Heavy foreign demand for longer-term U.S. Treasury bonds, together with exceptionally low worldwide inflation rates, have kept U.S. bonds lower than normal.

Low yields hold down other market interest rates such as fixed mortgage rates. They encourage consumers and businesses alike to borrow, spend and invest which supports corporate profits and stock prices.

The Maine Municipal Fund began the period $10.52 per share and ended the six month period at $10.52 per share for a total return of 1.70%*. This compares to the Lehman Brothers Municipal Bond Index return of 3.06% for the period.

The Funds favorable overall performance can be attributed to its defensive portfolio, with an average maturity of 12 years and a low average maturity to the first call date of 4 years. That, along with an average portfolio coupon of 5.25%, helps relative performance in a rising rate environment.

Issues contributing to this defensive portfolio include: Maine Turnpike Authority, 5.75% coupon, due 7/1/2028; Portland GO, 5.30% coupon, due 6/1/2013; and Yarmouth GO, 5.25% coupon, due 11/15/2009.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Portfolio quality for the year was as follows: AAA 77.7%, AA 19.4%, A 2.4% and BBB 0.5%.

Income exempt from federal and Maine state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Portfolio Manager

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S). The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & DefinitionsJanuary 31, 2007 (Unaudited)

Appreciation

Increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

Decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

Actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years. When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness. “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

January 31, 2007 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	77.7%
AA	19.4%
A	2.4%
BBB	0.5%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

T-Transportation	34.2%
G-Government	19.9%
I-Industrial	18.8%
HC-Health Care	8.3%
S-School	7.8%
U-Utilities	4.1%
W/S-Water/Sewer	3.5%
O-Other	3.4%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2006 to January 31, 2007.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/31/06	Ending Account Value 01/31/07	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,017.00	$5.40
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.86	$5.40

* Expenses are equal to the annualized expense ratio 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 1.70% for the six-month period of July 31, 2006 to January 31, 2007.

January 31, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2007
					Since Inception (December 5, 1991)
Maine Municipal Fund	1 year	3 year	5 year	10 year
Without sales charge	5.23%	1.68%	2.95%	4.00%	4.97%
With sales charge (4.25%)	0.75%	0.22%	2.06%	3.55%	4.67%
					Since Inception (December 5, 1991)
Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year
	4.30%	4.00%	5.12%	5.71%	6.32%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to December 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser. Forum Investment Advisors, LLC, served as investment adviser to the Fund until December 19, 2003.

January 31, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Maine Municipal Fund and the Lehman Brothers Municipal Bond Index

	Maine Municipal Fund w/o Sales Charge	Maine Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

7/31/1996	$10,000	$9,571	$10,000
1997	$10,798	$10,335	$11,027
1998	$11,321	$10,835	$11,687
1999	$11,623	$11,125	$12,024
2000	$12,067	$11,549	$12,542
2001	$13,024	$12,465	$13,808
2002	$13,697	$13,110	$14,735
2003	$14,002	$13,402	$15,264
2004	$14,555	$13,932	$16,147
2005	$14,448	$13,829	$17,174
2006	$15,043	$14,398	$17,613
1/31/2007	$15,309	$14,653	$18,151

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Maine municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and it

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave NW Minot, ND 58703 54	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (Since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	First Western Bank & Trust
R. James Maxson 1 Main Street North Minot, ND 58701 59	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, The Integrity Funds (since May 2003).	16	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2007 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2] 1 Main Street North Minot, ND 58703 62	Trustee, Chairman, President	Since January 1996

Director (since September 1987), President (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (May 1989 to May 2004), ND Capital, Inc. (August 1988 to September 2004), South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (May 2003 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Capital Financial Services, Inc., and Minot Park Board
Peter A. Quist 1 Main Street North Minot, ND 58703 72	Vice President, Secretary	Since January 1996

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (August 1988 to September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Tax Free Fund, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				3	None
Laura K. Anderson 1 Main Street North Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

2Mr. Walstad qualifies as an interested person of the Trust, as defined in the 1940 Act, by virtue of being an officer and director of the Investment Adviser and Distributor.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2007 (Unaudited)

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“the Company”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 25, 2006, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;
(b)	the various personnel furnishing such services and their duties and qualifications;
(c)	the relevant fund’s investment performance as compared to standardized industry performance data;
(d)	the adviser’s costs and profitability of furnishing the investment management services to the fund;
(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;
(f)	an analysis of the rates charged by other investment advisers of similar funds;
(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and
(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to sixteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has over 25 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance: The Adviser has assured through subsidization that its Fund has had consistent performance relative to comparable and competing funds. Although the Fund has outperformed its relative benchmark for the YTD and 1-year periods, it has underperformed its relative benchmark for the 5-year, 10-year and since inception periods as of September 29, 2006. The Fund has positive returns for all the periods indicated above as of September 29, 2006. In addition, the Fund has been meeting its investment objective for providing as high a level of current income exempt from federal and Maine state income taxes as is consistent with preservation of capital.

Profitability: The Board has reviewed a year to date and a 12-month profit analysis spreadsheet completed by the controller of the investment adviser. Based on the relatively small size of each fund under management with the Adviser, the Adviser has shown no profit for the period. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund and the profit analysis spreadsheet presented by the Adviser.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if the Fund reaches an asset level where the Fund could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: The Adviser is voluntarily waiving advisory fees due to the small size of the Fund. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided.

Expense ratios of the applicable fund as compared to data for comparable funds: The Fund’s net expense ratio of 1.07% for the Class A shares was comparable to other funds of similar objective and size.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest – Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals and, to an extent, matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. The Company has established a program in which it will grant interests in Integrity Mutual Funds Inc., shares to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow all employees to participate in the long-term growth of the value of the firm.

•

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (72.4%)

Bar Harbor, ME	A-1/NR	6.450%	06/01/2009	$75,000	$79,553
Bath, ME	A-3/NR	7.450	12/01/2007	30,000	31,076
Bath, ME	A-3/NR	7.500	12/01/2008	20,000	21,347
Brewer, ME	A/A	4.600	11/01/2017	210,000	218,564
Bucksport, ME	NR/A-	7.150	04/01/2007	25,000	25,258
Ellsworth, ME	A/NR	7.200	07/01/2008	25,000	26,163
Freeport, ME	Aa-3/AA	7.250	09/01/2010	20,000	22,293
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.200	02/01/2022	155,000	154,998
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/2023	155,000	156,057
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/2024	155,000	156,614
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/2014	100,000	102,184
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/2014	75,000	79,243
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/2021	500,000	515,000
Kittery, ME	A-1/AA	5.200	01/01/2009	25,000	25,500
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2022	500,000	523,400
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2024	250,000	263,915
Maine Governmental Facs. Lease Rev FSA	Aaa/AAA	5.750	10/01/2007	250,000	255,435
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	10/01/2016	250,000	266,825
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/2011	25,000	25,591
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/2010	550,000	562,760
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.600	07/01/2007	175,000	175,002
Maine Health & Higher Educ. Facs. Auth.	Aaa/NR	6.000	10/01/2013	195,000	215,331
#Maine Health & Higher Educ. Facs. Auth. Rev. FSA	Aaa/AAA	5.300	07/01/2007	130,000	130,000
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/2014	5,000	5,000
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	07/01/2025	340,000	354,909
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/2008	25,000	25,271
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/2016	1,000,000	1,067,500
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/2024	100,000	104,654
Maine State (Highway)	Aa-3/AA-	5.000	06/15/2011	200,000	209,350
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/2010	100,000	101,705
Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.300	07/01/2012	100,000	103,389
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	07/01/2010	75,000	77,875
*Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.750	07/01/2028	750,000	804,510
Portland, ME	Aa-1/AA	5.000	09/01/2013	60,000	62,963
#Portland, ME	Aa-1/AA	5.300	06/01/2013	790,000	797,813
Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/2032	500,000	515,395
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2031	250,000	248,957
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2032	480,000	477,955
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	Aa-3/AA-	5.900	11/01/2013	1,465,000	1,465,000
South Portland, ME	Aa-1/NR	5.800	09/01/2008	150,000	154,991
South Portland, ME	Aa-1/NR	5.800	09/01/2011	40,000	43,542
University of Maine System Rev. AMBAC	Aaa/AAA	4.500	03/01/2007	50,000	50,171
University of Maine System Rev. AMBAC	Aaa/AAA	5.000	03/01/2024	100,000	102,898
University of Maine System Rev. MBIA	Aaa/AAA	4.250	03/01/2025	200,000	197,712
Westbrook, ME MBIA	Aaa/AAA	4.600	06/01/2007	240,000	242,731
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	10/15/2020	180,000	180,916
Windham, ME General Obligation AMBAC	Aaa/AAA	4.000	11/01/2014	415,000	416,623
Winslow, ME (Crowe Rope Inds.) MBIA	Aaa/AAA	5.500	03/01/2007	130,000	130,537
Winthrop, ME	A-3/NR	5.400	08/01/2007	25,000	25,442
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/2009	250,000	259,572
Yarmouth, ME	Aa-3/AA-	5.000	11/15/2019	500,000	529,190
York, ME G.O.	NR/AA	4.000	09/01/2010	75,000	75,959
TOTAL MAINE MUNICIPAL BONDS					$12,864,639

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$10,752

PUERTO RICO MUNICIPAL BONDS (22.7%)
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/2036	750,000	832,133
Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/2018	1,960,000	2,190,241
*University of Puerto Rico Univ. Revs. MBIA	Aaa/AAA	5.500	06/01/2015	1,000,000	1,007,500
TOTAL PUERTO RICO MUNICIPAL BONDS					$4,029,874

VIRGIN ISLANDS MUNICIPAL BONDS (3.1%)
Virgin Islands Hsg. Finance Auth. Single Family Rev. GNMA COLL	NR/AAA	6.000	03/01/2007	35,000	35,000
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/2021	500,000	516,200
TOTAL VIRGIN ISLANDS MUNICIPAL BONDS					$551,200

TOTAL MUNICIPAL BONDS (COST: $16,967,875)					$17,456,465

SHORT-TERM SECURITIES (1.1%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $199,461)				199,461	$199,461

TOTAL INVESTMENTS IN SECURITIES (COST: $17,167,336)					$17,655,926
OTHER ASSETS LESS LIABILITIES					109,992

NET ASSETS					$17,765,918

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Assets and LiabilitiesJanuary 31, 2007 (Unaudited)

ASSETS
Investment in securities, at value (cost: $17,167,336)	$17,655,926
Cash	65
Accrued interest receivable	181,023
Accrued dividends receivable	1,032
Prepaid expenses	4,977

Total Assets	$17,843,023

LIABILITIES
Dividends payable	$55,402
Payable to affiliates	14,820
Accrued expenses	6,883

Total Liabilities	$77,105

NET ASSETS	$17,765,918

Net assets are represented by:
Paid-in capital	$17,989,346
Accumulated undistributed net realized gain (loss) on investments and futures	(729,130)
Accumulated undistributed net investment income	17,112
Unrealized appreciation (depreciation) on investments	488,590
Total amount representing net assets applicable to 1,688,363 outstanding shares of no par common stock (unlimited shares authorized)	$17,765,918

Net asset value per share	$10.52

Public offering price (based on sales charge of 4.25%)	$10.99

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of OperationsFor the six months ended January 31, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$416,316
Dividends	8,626
Total Investment Income	$424,942

EXPENSES
Investment advisory fees	$46,039
Distribution (12b-1) fees	23,020
Administrative service fees	11,132
Transfer agent fees	16,762
Accounting service fees	16,604
Reports to shareholders	1,037
Custodian fees	1,422
Professional fees	5,161
Trustees fees	1,211
Registration and filing fees	1,392
Audit fees	3,449
Other fees	307
Total Expenses	$127,536
Less expenses waived or absorbed by the Fund’s manager	(29,012)
Total Net Expenses	$98,524

NET INVESTMENT INCOME	$326,418

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$273
Net change in unrealized appreciation (depreciation) of investments	13,205
Net Realized and Unrealized Gain (Loss) On Investments	$13,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$339,896

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Changes in Net Assets

For the six months ended January 31, 2007, and the year ended July 31, 2006

	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$326,418	$718,442
Net realized gain (loss) on investment and futures transactions	273	633,405
Net change in unrealized appreciation (depreciation) on investments and futures	13,205	(547,466)
Net Increase (Decrease) in Net Assets Resulting From Operations	$339,896	$804,381

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.19 and $.35 per share, respectively)	$(323,493)	$(712,764)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(323,493)	$(712,764)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$290,406	$783,051
Proceeds from reinvested dividends	186,539	407,076
Cost of shares redeemed	(1,455,600)	(7,528,806)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(978,655)	$(6,338,679)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(962,252)	$(6,247,062)

NET ASSETS, BEGINNING OF PERIOD	18,728,170	24,975,232

NET ASSETS, END OF PERIOD	$17,765,918	$18,728,170
Undistributed Net Investment Income	$17,112	$14,187

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2007 (Unaudited)

Note 1. ORGANIZATION

Business operations - The Maine Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Maine state income tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Maine municipal securities.

On December 19, 2003, the Maine Municipal Fund became a series of Integrity Managed Portfolios. Prior to this the Fund was part of the Forum Funds and was named the Maine TaxSaver Bond Fund. The Maine TaxSaver Bond Fund commenced operations on December 5, 1991. The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

The tax character of distributions paid was as follows:

	July 31, 2006	July 29, 2005
Tax-exempt Income	$712,764	$931,874
Ordinary Income	0	166,154
Long-term Capital Gains	0	437,394
Total	$712,764	$1,535,422

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($729,402)	$489,572	($239,830)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2006, totaling $729,402 which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2013	$729,402

For the year ended July 31, 2006, the Fund made no permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2006, the Fund deferred to August 1, 2006, post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of January 31, 2007, there were unlimited shares of no par authorized; 1,688,363 and 1,780,772 shares were outstanding at January 31, 2007, and July 31, 2006, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006

Shares sold	27,361	75,280
Shares issued on reinvestment of dividends	17,601	39,039
Shares redeemed	(137,371)	(723,762)
Net increase (decrease)	(92,409)	(609,443)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $17,027 of investment advisory fees after partial waiver for the six months ended January 31, 2007. The Fund has a payable to Integrity Money Management of $2,459 at January 31, 2007 investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the management and investment advisory fee payable by the Fund to the adviser. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.07% for the six months ended January 31, 2007.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $23,020 of distribution fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Funds Distributor of $3,872 at January 31, 2007 for distribution fees.

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum $500 per month is charged for each additional share class. The Fund has recognized $16,762 of transfer agency fees and expenses for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $3,097 at January 31, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $16,604 of accounting service fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $2,841 at January 31, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $11,132 of administrative service fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $2,067 at January 31, 2007 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $0 and $475,500, respectively, for the six months ended January 31, 2007.

Note 6. INVESTMENT IN SECURITIES

At January 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $17,167,336. The net unrealized appreciation of investments for financial reporting purposes based on the cost was $488,590, which is comprised of $534,418 aggregate gross unrealized appreciation and $45,828 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Selected per share data and ratios for the period indicated

	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Four Month Period Ended July 30, 2004	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$10.52	$10.45	$11.10	$11.19	$11.35	$10.97	$11.06

Income from Investment Operations:
Net investment income	$.19	$.35	$.35	$.13	$.39	$.39	$.42
Net realized and unrealized gain (loss) on investment and futures transactions	.00	.07	(.43)	(.09)	(.10)	.38	(.09)
Total Income (Loss) From Investment Operations	$.19	$.42	$(.08)	$.04	$.29	$.77	$.33

Less Distributions:
Dividends from net investment income	$(.19)	$(.35)	$(.35)	$(.13)	$(.39)	$(.39)	$(.42)
Distributions from net capital gains	.00	.00	(.22)	.00	(.06)	.00	.00
Total Distributions	$(.19)	$(.35)	$(.57)	$(.13)	$(.45)	$(.39)	$(.42)

NET ASSET VALUE, END OF PERIOD	$10.52	$10.52	$10.45	$11.10	$11.19	$11.35	$10.97

Total Return	3.40%(A)(C)	4.12%(A)	(0.74%)(A)	1.23%(A)(C)	2.56%(A)	7.16%(A)	3.06%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$17,766	$18,728	$24,975	$31,683	$33,270	$37,847	$38,033
Ratio of net expenses (after expense assumption) to average net assets	1.07%(B)(C)	1.02%(B)	0.97%(B)	0.95%(B)(C)	0.95%(B)	0.95%(B)	0.95%(B)
Ratio of net investment income to average net assets	3.51%(C)	3.35%	3.24%	3.49%(C)	3.44%	3.49%	3.82%
Portfolio turnover rate	0.00%	1.60%	4.87%	1.92%	34.40%	26.00%	13.00%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods since March 31, 2004, Integrity Mutual Funds, Inc. assumed/waived expenses of $29,012, $58,447, $86,089 and $29,051. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.39%, 1.30%, 1.27% and 1.22%. For the period 4/1/2003 through 12/19/2003, Forum Administrative Services assumed/waived expenses of $64,658. For the period from 12/20/2003 through 3/31/2004, Integrity Money Management assumed/waived expenses of $22,736. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets for the year would have been 1.20%. In prior years, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed/waived expenses of $104,969 (2003) and $133,718 (2002). If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.22% and 1.32%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the Nebraska Municipal Fund (the “Fund”) for the period ended January 31, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

In the last part of 2006 investors pushed back when they thought the Federal Reserve would cut interest rates.

Fed Fund futures expectations of where rates are going now give less than even odds that the Fed will cut its key target rate by a quarter point by September. In November the view was that the Fed would almost certainly cut rates from the current 5.25% once and possibly twice.

The mood has shifted as economic reports suggest the economy is in better shape than investors had thought. One reason investors remain so upbeat is that the economy appears to be catching its footing and inflation looks more subdued.

Federal Reserve chairman Ben Bernanke has said repeatedly he hopes the core inflation rate will continue to moderate, falling back below 2%. But he continues to worry, at least in public, about the risk of more persistent inflation, which would force him to raise rates again.

The bond market right now is worried about a different threat, a recession. That fear helped push the yield on the 10-year Treasury bond to 4.81% at the end of the period, higher than the 4.39% at which it began 2006, but well below the 5.25% it hit in late June 2006.

Long-term government bonds now yield less than short-term bonds. That makes investors nervous because, at times, it has historically been a sign of a coming recession. Lower long-term yields suggest investors expect rates to fall when the economy is weakening.

Some tend to downplay the recession risk. Heavy foreign demand for longer-term U.S. Treasury bonds, together with exceptionally low worldwide inflation rates, have kept U.S. bonds lower than normal.

Low yields hold down other market interest rates such as fixed mortgage rates. They encourage consumers and businesses alike to borrow, spend and invest which supports corporate profits and stock prices.

The Nebraska Municipal Fund began the period at $10.20 per share and ended the period at $10.20 per share for a total return of 1.92%*. This compares to the Lehman Brothers Municipal Bond Index return of 3.06% for the period.

The Funds favorable overall performance can be attributed to its defensive portfolio, with an average maturity of 15 years and a low average maturity to the first call date of 4 years. That, along with an average portfolio coupon of 5.29%, helps relative performance in a rising rate environment.

Issues contributing to this defensive portfolio include: Omaha Public Power, 6.20% coupon, due 1/1/2017; Fremont Schools, 5.50% coupon, due 12/15/2010; and Lincoln Schools, 5.25% coupon, due 1/15/2022.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Portfolio quality for the year was as follows: AAA 56.0%, AA 31.9%, A 5.1%, BBB 2.5% and NR 4.5%.

Income exempt from federal and Nebraska state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Portfolio Manager

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S). The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions January 31, 2007 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest annually payable based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years. When a bond “matures”, the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness. “AAA”, “AA”, “A” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

January 31, 2007 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	56.0%
AA	31.9%
A	5.1%
BBB	2.5%
NR	4.5%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

S – School	32.2%
HC – Health Care	24.9%
U – Utilities	14.3%
I – Industrial	7.9%
O – Other	7.3%
T – Transportation	6.3%
W/S – Water/Sewer	4.4%
H – Housing	2.7%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2006 to January 31, 2007.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/31/06	Ending Account Value 01/31/07	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,019.18	$5.40
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.86	$5.40

* Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 1.92% for the six-month period of July 31, 2006 to January 31, 2007.

January 31, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2007
					Since Inception (November 17, 1993)
Nebraska Municipal Fund	1 year	3 year	5 year	10 year
Without sales charge	4.94%	2.55%	2.03%	3.69%	3.86%
With sales charge (4.25%)	0.47%	1.09%	1.15%	3.25%	3.52%

					Since Inception (November 17, 1993)
Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year
	4.30%	4.00%	5.12%	5.71%	5.64%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

January 31, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Nebraska Municipal Fund and the Lehman Brothers Municipal Bond Index

	Nebraska Municipal Fund w/o Sales Charge	Nebraska Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

7/31/1996	$10,000	$9,574	$10,000
1997	$10,757	$10,298	$11,027
1998	$11,182	$10,705	$11,687
1999	$11,609	$11,114	$12,024
2000	$11,875	$11,368	$12,542
2001	$13,064	$12,507	$13,808
2002	$13,595	$13,015	$14,735
2003	$13,485	$12,910	$15,264
2004	$13,969	$13,373	$16,147
2005	$13,943	$13,348	$17,174
2006	$14,626	$14,002	$17,613
01/31/07	$14,907	$14,271	$18,151

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Nebraska municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave NW Minot, ND 58703 54	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (Since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	First Western Bank & Trust
R. James Maxson 1 Main Street North Minot, ND 58701 59	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, The Integrity Funds (since May 2003).	16	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2007 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2] 1 Main Street North Minot, ND 58703 62	Trustee, Chairman, President	Since January 1996

Director (since September 1987), President (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (May 1989 to May 2004), ND Capital, Inc. (August 1988 to September 2004), South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (May 2003 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Capital Financial Services, Inc., and Minot Park Board
Peter A. Quist 1 Main Street North Minot, ND 58703 72	Vice President, Secretary	Since January 1996

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (August 1988 to September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Tax Free Fund, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				3	None
Laura K. Anderson 1 Main Street North Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

2Mr. Walstad qualifies as an interested person of the Trust, as defined in the 1940 Act, by virtue of being an officer and director of the Investment Adviser and Distributor.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2007 (Unaudited)

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“the Company”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 25, 2006, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fundand Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “Interested Persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;
(b)	the various personnel furnishing such services and their duties and qualifications;
(c)	the relevant fund’s investment performance as compared to standardized industry performance data;
(d)	the adviser’s costs and profitability of furnishing the investment management services to the fund;
(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;
(f)	an analysis of the rates charged by other investment advisers of similar funds;
(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and
(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to sixteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has over 25 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance: The Adviser has assured through subsidization that its Fund has had consistent performance relative to comparable and competing funds. Although the Fund has outperformed its relative benchmark for the YTD and 1-year periods, it has underperformed its relative benchmark for the 5-year, 10-year and since inception periods as of September 29, 2006. The Fund has positive returns for all the periods indicated above as of September 29, 2006. In addition, the Fund has been meeting its investment objective for providing as high a level of current income exempt from federal and Nebraska state income taxes as is consistent with preservation of capital.

Profitability: The Board has reviewed a year to date and a 12-month profit analysis spreadsheet completed by the controller of the investment adviser. Based on the relatively small size of each fund under management with the Adviser, the Adviser has shown no profit for the period. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund and the profit analysis spreadsheet presented by the Adviser.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if the Fund reaches an asset level where the Fund could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: The Adviser is voluntarily waiving advisory fees due to the small size of the Fund. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided.

Expense ratios of the applicable fund as compared to data for comparable funds: The Fund’s net expense ratio of 1.07% for the Class A shares was comparable to other funds of similar objective and size.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest – Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals and, to an extent, matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. The Company has established a program in which it will grant interests in Integrity Mutual Funds Inc., shares to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow all employees to participate in the long-term growth of the value of the firm.

•

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2007 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (94.5%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/2018	$250,000	$255,890
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. FSA	Aaa/AAA	4.500	12/15/2025	405,000	408,787
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa/BBB-	5.650	02/01/2022	700,000	700,000
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/2020	1,000,000	1,067,690
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/2021	340,000	343,383
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	45,000	45,563
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	225,000	227,250
Douglas Cty., NE G.O.	Aa/AA+	4.750	12/01/2025	250,000	255,708
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. AMBAC	Aaa/AAA	5.250	09/01/2021	250,000	258,678
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A-1/NR	5.000	11/15/2016	250,000	262,630
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. FSA Insured	NR/AAA	4.500	12/15/2023	250,000	250,103
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/2022	150,000	152,576
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/2017	200,000	200,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2018	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2019	280,000	280,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/2023	500,000	500,000
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/2021	500,000	521,505
Hall Cty., NE School Dist. #2 Grand Island FSA	Aaa/AAA	5.000	12/15/2023	500,000	528,780
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/2021	100,000	100,001
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/2025	250,000	256,058
#Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA	Aaa/AAA	5.375	06/01/2019	1,400,000	1,443,260
Lancaster Cty., NE Hosp. #001 (Bryant Mem. LGH)	A-1/NR	4.750	06/01/2021	1,000,000	1,019,070
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa-1/AAA	5.250	01/15/2021	500,000	526,950
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa-1/AAA	5.250	01/15/2022	500,000	532,780
Lincoln Cty., NE School Dist. #55 (Sutherland Public Schools) FSA	Aaa/NR	5.000	12/15/2020	225,000	228,141
Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/2021	1,000,000	1,043,580
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/2022	575,000	602,543
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/2018	250,000	258,453
Metropolitan Community College South Omaha Bldg. Proj. AMBAC	Aaa/AAA	4.500	03/01/2026	1,000,000	1,007,050
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/2027	1,000,000	1,055,240
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/2028	100,000	100,984
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/2013	200,000	207,874
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/2018	400,000	418,288
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/2018	800,000	838,328
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/2014	935,000	944,200
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.	Aa/AA	5.125	12/01/2017	200,000	204,744
NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Facs. Rev.	Aaa/AAA	5.500	08/15/2017	410,000	425,244
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	08/15/2027	1,000,000	1,038,020
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/AA	5.450	11/15/2017	400,000	410,680
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/AA	5.450	11/15/2022	750,000	798,435
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev.	Aaa/AAA	5.600	04/01/2007	165,000	165,936
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/2028	275,000	277,802
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/2028	215,000	218,715
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA	NR/AAA	6.500	09/01/2018	10,000	10,003
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA	NR/AAA	6.400	09/01/2026	15,000	15,006
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/2017	45,000	45,783
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	03/01/2021	50,000	50,946
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/2028	15,000	15,267
Omaha, NE (Riverfront Project) Special Obligation	Aa-1/AA	5.500	02/01/2029	1,000,000	1,077,450
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.750	02/01/2025	250,000	258,958
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.300	02/01/2031	100,000	96,513
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	02/01/2022	500,000	522,845
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/2017	650,000	744,393
Omaha, NE Public Power Electric Rev.	Aa/AA	5.000	02/01/2034	1,000,000	1,040,080
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/2022	250,000	262,595
Omaha, NE Various Purpose	Aaa/AAA	4.250	10/15/2026	500,000	490,535
Platte Cty., NE G.O. FSA	Aaa/AAA	4.750	12/15/2014	500,000	504,935
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	5.650	05/01/2012	100,000	104,631
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	6.150	05/01/2030	250,000	266,890
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/2022	200,000	202,860
Saunders Cty., NE G.O. FSA	Aaa/AAA	5.000	11/01/2030	250,000	256,858
Saunders Cty., NE G.O. MBIA	NR/AAA	4.250	12/15/2021	515,000	507,301
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/2032	250,000	259,505
University of NE Fac. Corp. Deferred Maintenance AMBAC	Aaa/AAA	5.000	07/15/2020	500,000	528,605

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $27,098,980)					$27,907,872

SHORT-TERM SECURITIES (4.8%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $1,410,424)				1,410,424	$1,410,424

TOTAL INVESTMENTS IN SECURITIES (COST: $28,509,404)					$29,318,296
OTHER ASSETS LESS LIABILITIES					202,160

NET ASSETS					$29,520,456

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Assets and Liabilities January 31, 2007 (Unaudited)

ASSETS
Investment in securities, at value (cost: $ 28,509,404)	$29,318,296
Accrued interest receivable	382,739
Accrued dividends receivable	4,190
Prepaid expenses	5,687

Total Assets	$29,710,912

LIABILITIES
Dividends payable	$97,568
Disbursements in excess of demand deposit cash	17,841
Payable for fund shares redeemed	46,263
Payable to affiliates	23,311
Accrued expenses	5,473

Total Liabilities	$190,456

NET ASSETS	$29,520,456

Net assets are represented by:
Paid-in capital	$31,926,450
Accumulated undistributed net realized gain (loss) on investments and futures	(3,244,682)
Accumulated undistributed net investment income	29,796
Unrealized appreciation (depreciation) on investments	808,892
Total amount representing net assets applicable to 2,893,314 outstanding shares of no par common stock (unlimited shares authorized)	$29,520,456

Net asset value per share	$10.20
Public offering price (based on sales charge of 4.25%)	$10.65

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Operations For the six months ended January 31, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$707,630
Dividends	36,607
Total Investment Income	$744,237

EXPENSES
Investment advisory fees	$76,067
Distribution (12b-1) fees	38,033
Administrative service fees	17,756
Transfer agent fees	27,199
Accounting service fees	19,607
Transfer agent out-of-pockets	775
Reports to shareholders	1,603
Custodian fees	2,581
Professional fees	8,544
Trustees fees	1,508
Registration and filing fees	812
Insurance expense	516
Legal fees	403
Audit fees	4,209
Total Expenses	$199,613
Less expenses waived or absorbed by the Fund’s manager	(36,831)
Total Net Expenses	$162,782

NET INVESTMENT INCOME	$581,455

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$67,265
Net change in unrealized appreciation (depreciation) of investments	(53,748)
Net Realized And Unrealized Gain (Loss) On Investments	$13,517

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$594,972

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Changes in Net Assets

For the six months ended January 31, 2007 and the year ended July 31, 2006

	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$581,455	$1,242,166
Net realized gain (loss) on investment and futures transactions	67,265	887,612
Net change in unrealized appreciation (depreciation) on investments and futures	(53,748)	(609,436)
Net Increase (Decrease) in Net Assets Resulting From Operations	$594,972	$1,520,342

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.20 and $.40 per share, respectively)	$(579,445)	$(1,238,147)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(579,445)	$(1,238,147)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$144,896	$1,505,567
Proceeds from reinvested dividends	385,117	826,643
Cost of shares redeemed	(1,767,393)	(4,359,905)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(1,237,380)	$(2,027,695)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(1,221,853)	$(1,745,500)

NET ASSETS, BEGINNING OF PERIOD	30,742,309	32,487,809

NET ASSETS, END OF PERIOD	$29,520,456	$30,742,309
Undistributed Net Investment Income	$29,796	$27,787

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2007 (Unaudited)

Note 1. ORGANIZATION

Business operations - The Nebraska Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. IntegrityManaged Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to November 17, 1993, other than matters relating to organization and registration. On November 17, 1993, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and Nebraska state income taxes as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of Nebraska municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended July 31, 2006, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 31, 2006	July 29, 2005
Tax-exempt Income	$1,238,147	$1,382,244
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$1,238,147	$1,382,244

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($3,311,947)	$890,427	($2,421,520)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2006, totaling $3,311,947, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2008	$144,610
2009	$158,911
2010	$591,993
2011	$713,949
2012	$579,276
2013	$1,123,208

For the year ended July 31, 2006, the Fund made no permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2006, the Fund deferred to August 1, 2006, post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of January 31, 2007, there were unlimited shares of no par authorized; 2,893,314 and 3,013,698 shares were outstanding at January 31, 2007, and July 31, 2006, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006
Shares sold	14,096	148,688
Shares issued on reinvestment of dividends	37,452	81,633
Shares redeemed	(171,932)	(430,272)
Net increase (decrease)	(120,384)	(199,951)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $39,236 of investment advisory fees after partial waiver for the six months ended January 31, 2007. The Fund has a payable to Integrity Money Management of $4,982 at January 31, 2007 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory contract, the investment adviser has agreed to pay the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment advisory and management fee. The investment adviser and underwriter may also voluntarily waive fees or reimburse expenses not required by the advisory or other agreements from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s actual total annual operating expenses were 1.07% for the six months ended January 31, 2007.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $38,033 of distribution fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Funds Distributor of $6,401 at January 31, 2007 for distribution fees.

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $27,199 of transfer agency fees and expenses for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $5,121 at January 31, 2007 for transfer agency fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $19,607 of accounting service fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $3,347 at January 31, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $17,756 of administrative service fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $3,200 at January 31, 2007 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,920,943 and $3,848,312, respectively, for the six months ended January 31, 2007.

Note 6. INVESTMENT IN SECURITIES

At January 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $28,509,404. The net unrealized appreciation of investments for financial reporting purposes based on the cost was $808,892, which is comprised of $841,091 aggregate gross unrealized appreciation and $32,199 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights January 31, 2007

Selected per share data and ratios for the period indicated

	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$10.20	$10.11	$10.55	$10.62	$11.17	$11.23

Income from Investment Operations:
Net investment income	$.20	$.40	$.42	$.45	$.47	$.51
Net realized and unrealized gain (loss) on investment and futures transactions	.00	.09	(.44)	(.07)	(.55)	(.06)
Total Income (Loss) From Investment Operations	$.20	$.49	$(.02)	$.38	$(.08)	$.45

Less Distributions:
Dividends from net investment income	$(.20)	$(.40)	$(.42)	$(.45)	$(.47)	$(.51)
Distributions from net capital gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.20)	$(.40)	$(.42)	$(.45)	$(.47)	$(.51)

NET ASSET VALUE, END OF PERIOD	$10.20	$10.20	$10.11	$10.55	$10.62	$11.17

Total Return	3.84%(A)(C)	4.90%(A)	(0.18)%(A)	3.59%(A)	(0.81)%(A)	4.06%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$29,520	$30,742	$32,488	$34,682	$36,718	$37,273
Ratio of net expenses (after expense assumption) to average net assets	1.07%(B)(C)	1.03%(B)	0.98%(B)	0.95%(B)	0.92%(B)	0.82%(B)
Ratio of net investment income to average net assets	3.81%(C)	3.89%	4.07%	4.18%	4.24%	4.52%
Portfolio turnover rate	10.35%	14.63%	4.36%	8.95%	9.48%	13.08%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $36,831, $66,312, $84,449, $93,640, $62,679, and $99,292, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.31%, 1.24%, 1.22%, 1.21%, 1.08%, and 1.08%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the New Hampshire Municipal Fund (the “Fund”) for the period ended January 31, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

In the last part of 2006 investors pushed back when they thought the Federal Reserve would cut interest rates.

Fed Fund futures expectations of where rates are going now give less than even odds that the Fed will cut its key target rate by a quarter point by September. In November the view was that the Fed would almost certainly cut rates from the current 5.25% once and possibly twice.

The mood has shifted as economic reports suggest the economy is in better shape than investors had thought. One reason investors remain so upbeat is that the economy appears to be catching its footing and inflation looks more subdued.

Federal Reserve chairman Ben Bernanke has said repeatedly he hopes the core inflation rate will continue to moderate, falling back below 2%. But he continues to worry, at least in public, about the risk of more persistent inflation, which would force him to raise rates again.

The bond market right now is worried about a different threat, a recession. That fear helped push the yield on the 10-year Treasury bond to 4.81% at the end of the period, higher than the 4.39% at which it began 2006, but well below the 5.25% it hit in late June 2006.

Long-term government bonds now yield less than short-term bonds. That makes investors nervous because, at times, it has historically been a sign of a coming recession. Lower long-term yields suggest investors expect rates to fall when the economy is weakening.

Some tend to downplay the recession risk. Heavy foreign demand for longer-term U.S. Treasury bonds, together with exceptionally low worldwide inflation rates, have kept U.S. bonds lower than normal.

Low yields hold down other market interest rates such as fixed mortgage rates. They encourage consumers and businesses alike to borrow, spend and invest which supports corporate profits and stock prices.

The New Hampshire Municipal Fund began the period at $10.25 per share and ended the period at $10.28 per share for a total return of 1.88%*. This compares to the Lehman Brothers Municipal Bond Index return of 3.06% for the period.

The Funds favorable overall performance can be attributed to its defensive portfolio, with an average maturity of 9 years and a low average maturity to the first call date of 4 years. That, along with an average portfolio coupon of 4.96%, helps relative performance in a rising rate environment.

Issues contributing to this defensive portfolio include: Dartmouth College, 5.70% coupon, due 6/1/2027; Manchester GO, 5.50% coupon, due 6/1/2019; and New Hampshire University Systems, 5.50% coupon, due 7/1/2013.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, federally tax-exempt issues. Portfolio quality for the year was as follows: AAA 68.0%, AA 23.1% and A 8.9%.

Income exempt from federal income taxes and New Hampshire state interest and dividend taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Portfolio Manager

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S). The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions January 31, 2007 (Unaudited)

Appreciation

Increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

Decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

Actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years. When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness. “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

January 31, 2007 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	68.0%
AA	23.1%
A	8.9%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

T - Transportation	28.5%
S - School	20.2%
O - Other	14.3%
I - Industrial	13.1%
HC - Health Care	12.7%
GO - General Obligation	11.2%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2006, to January 31, 2007.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/31/06	Ending Account Value 01/31/07	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,018.76	$5.40
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.86	$5.40

* Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 1.88% for the six-month period of July 31, 2006, to January 31, 2007.

January 31, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2007
					Since Inception (December 31, 1992)
New Hampshire Municipal Fund	1 year	3 year	5 year	10 year
Without sales charge	4.41%	1.81%	2.77%	3.95%	4.56%
With sales charge (4.25%)	(0.02%)	0.35%	1.88%	3.50%	4.24%

					Since Inception (December 31, 1992)
Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year
	4.30%	4.00%	5.12%	5.71%	6.02%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

The Fund's performance prior to December 19, 2003, was achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser. Forum Investment Advisors, LLC, served as investment adviser to the Fund until December 19, 2003.

January 31, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the New Hampshire Municipal Fund and the Lehman Brothers Municipal Bond Index

	New Hampshire Municipal Fund w/o Sales Charge	New Hampshire Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index
7/31/1996	$10,000	$9,573	$10,000
1997	$10,847	$10,384	$11,027
1998	$11,421	$10,933	$11,687
1999	$11,726	$11,226	$12,024
2000	$12,142	$11,623	$12,542
2001	$13,035	$12,478	$13,808
2002	$13,715	$13,129	$14,735
2003	$14,036	$13,437	$15,264
2004	$14,701	$14,073	$16,147
2005	$14,436	$13,819	$17,174
2006	$14,978	$14,338	$17,613
01/31/07	$15,259	$14,607	$18,151

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in New Hampshire municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave NW Minot, ND 58703 54	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (Since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	First Western Bank & Trust
R. James Maxson 1 Main Street North Minot, ND 58701 59	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, The Integrity Funds (since May 2003).	16	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2007 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2] 1 Main Street North Minot, ND 58703 62	Trustee, Chairman, President	Since January 1996

Director (since September 1987), President (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (May 1989 to May 2004), ND Capital, Inc. (August 1988 to September 2004), South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (May 2003 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Capital Financial Services, Inc., and Minot Park Board
Peter A. Quist 1 Main Street North Minot, ND 58703 72	Vice President, Secretary	Since January 1996

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (August 1988 to September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Tax Free Fund, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				3	None
Laura K. Anderson 1 Main Street North Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

2Mr. Walstad qualifies as an interested person of the Trust, as defined in the 1940 Act, by virtue of being an officer and director of the Investment Adviser and Distributor.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2007 (Unaudited)

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“the Company”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 25, 2006, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fund and Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreement nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;
(b)	the various personnel furnishing such services and their duties and qualifications;
(c)	the relevant fund’s investment performance as compared to standardized industry performance data;
(d)	the adviser’s costs and profitability of furnishing the investment management services to the fund;
(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;
(f)	an analysis of the rates charged by other investment advisers of similar funds;
(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and
(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to sixteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has over 25 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance: The Adviser has assured through subsidization that its Fund has had consistent performance relative to comparable and competing funds. Although the Fund has outperformed its relative benchmark for the YTD and 1-year periods, it has underperformed its relative benchmark for the 5-year, 10-year and since inception periods as of September 29, 2006. The Fund has positive returns for all the periods indicated above as of September 29, 2006. In addition, the Fund has been meeting its investment objective for providing as high a level of current income exempt from federal and New Hampshire state interest and dividend taxes as is consistent with preservation of capital.

Profitability: The Board has reviewed a year to date and a 12-month profit analysis spreadsheet completed by the controller of the investment adviser. Based on the relatively small size of each fund under management with the Adviser, the Adviser has shown no profit for the period. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund and the profit analysis spreadsheet presented by the Adviser.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if the Fund reaches an asset level where the Fund could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: The Adviser is voluntarily waiving advisory fees due to the small size of the Fund. At times the Adviser is reimbursing the Fund for expenses paid above the voluntary expense cap. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided.

Expense ratios of the applicable fund as compared to data for comparable funds: The Fund’s net expense ratio of 1.07% for the Class A shares was comparable to other funds of similar objective and size.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest – Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals and, to an extent, matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. The Company has established a program in which it will grant interests in Integrity Mutual Funds Inc., shares to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow all employees to participate in the long-term growth of the value of the firm.

•

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2007 (Unaudited)

Name of Issuer Percentages represent the market value of each investment category to total net assets	Rating Moody’s/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (88.4%)

#Belknap Cty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/2013	$225,000	$232,535
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/2008	60,000	60,280
Concord, NH G.O.	Aa/AA	4.600	10/15/2014	100,000	103,919
Derry, NH FSA	Aaa/NR	4.800	02/01/2018	115,000	120,028
Exeter, NH G.O.	A-1/NR	5.300	06/15/2008	25,000	25,493
Franlin, NH G.O. MBIA	Aaa/AAA	5.200	10/01/2007	50,000	50,000
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/2014	65,000	67,000
#Hampton, NH G.O. XLCA	Aaa/NR	4.000	12/15/2020	200,000	196,696
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2020	100,000	98,280
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2021	100,000	98,298
Hudson, NH G.O.	Aa-3/NR	5.250	03/15/2028	110,000	112,627
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2008	20,000	21,278
Keene, NH G.O.	A-1/NR	5.150	10/15/2011	45,000	46,612
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/2009	225,000	228,375
*Manchester, NH Public Improvement	Aa/NR	5.500	06/01/2019	200,000	213,564
*Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/2009	250,000	259,065
Nashua, NH G.O.	Aa/AA+	5.250	09/15/2017	100,000	106,444
Nashua, NH G.O. MBIA	Aaa/AAA	4.000	03/15/2017	100,000	99,543
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.700	06/01/2027	100,000	103,367
*New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/2028	285,000	291,139
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/2010	100,000	102,977
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/2011	60,000	62,275
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/2015	120,000	127,302
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/2016	20,000	21,436
#New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	190,000	204,508
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	95,000	101,614
New Hampshire Muni Bond Bank FSA	Aaa/AAA	4.400	08/15/2016	100,000	101,441
New Hampshire Muni Bond Bank (Pinkerton Academy) AMBAC	Aaa/AAA	5.250	06/01/2007	5,000	5,000
*New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/2013	250,000	264,220
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/2008	25,000	25,378
Oyster River, NH Coop School District Lot A	Aa/NR	5.750	06/15/2007	50,000	50,068
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/2008	100,000	100,135
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/2017	100,000	99,490
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/2019	100,000	98,836
*Rochester, NH G.O. MBIA	Aaa/NR	4.750	07/15/2020	300,000	313,965
#Stratham, NH School District AMBAC	Aaa/AAA	5.100	01/15/2008	100,000	101,245
TOTAL NEW HAMPSHIRE MUNICIPAL BONDS					$4,314,432

GUAM MUNICIPAL BONDS (0.2%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$10,752

TOTAL MUNICIPAL BONDS (COST: $4,316,843)					$4,325,184

SHORT-TERM SECURITIES (12.0%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $585,199)				585,199	$585,199

TOTAL INVESTMENTS IN SECURITIES (COST: $4,902,042)					$4,910,383
OTHER ASSETS LESS LIABILITIES					(28,331)

NET ASSETS					$4,882,052

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Assets and Liabilities January 31, 2007 (Unaudited)

ASSETS
Investment in securities, at value (cost: $4,902,042)	$4,910,383
Accrued interest receivable	44,427
Accrued dividends receivable	1,323
Receivable from manager	4,937
Prepaid expenses	1,650

Total Assets	$4,962,720

LIABILITIES
Dividends payable	$12,936
Payable for fund shares redeemed	55,997
Payable to affiliates	7,836
Accrued expenses	3,899

Total Liabilities	$80,668

NET ASSETS	$4,882,052

Net assets are represented by:
Paid-in capital	$5,028,146
Accumulated undistributed net realized gain (loss) on investments and futures	(156,035)
Accumulated undistributed net investment income	1,600
Unrealized appreciation (depreciation) on investments	8,341
Total amount representing net assets applicable to 474,717 outstanding shares of no par common stock (unlimited shares authorized)	$4,882,052

Net asset value per share	$10.28

Public offering price (based on sales charge of 4.25%)	$10.74

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Operations For the six months ended January 31, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$104,668
Dividends	4,184
Total Investment Income	$108,852

EXPENSES
Investment advisory fees	$12,910
Distribution (12b-1) fees	6,455
Transfer agent fees	11,017
Administrative service fees	11,017
Accounting service fees	13,291
Custodian fees	892
Professional fees	2,867
Trustees fees	882
Reports to shareholders	1,050
License, fees, and registrations	535
Audit fees	4,614
Other fees	20
Total Expenses	$65,550
Less expenses waived or absorbed by the Fund’s manager	(37,923)
Total Net Expenses	$27,627

NET INVESTMENT INCOME	$81,225

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(1,870)
Net change in unrealized appreciation (depreciation) of investments	22,299
Net Realized and Unrealized Gain (Loss) On Investments	$20,429

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,654

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Changes in Net Assets

For the six months ended January 31, 2007 and the year ended July 31, 2006

	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$81,225	$185,220
Net realized gain (loss) on investment and futures transactions	(1,870)	195,409
Net change in unrealized appreciation (depreciation) on investments and futures	22,299	(172,988)
Net Increase (Decrease) in Net Assets Resulting From Operations	$101,654	$207,641

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.16 and $.33 per share, respectively)	$(81,049)	$(184,875)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share)	0	0
Total Dividends and Distributions	$(81,049)	$(184,875)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$19,574	$298,121
Proceeds from reinvested dividends	44,600	105,044
Cost of shares redeemed	(519,370)	(1,472,571)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(455,196)	$(1,069,406)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(434,591)	$(1,046,640)

NET ASSETS, BEGINNING OF PERIOD	5,316,643	6,363,283

NET ASSETS, END OF PERIOD	$4,882,052	$5,316,643
Undistributed Net Investment Income	$1,600	$1,424

The accompanying notes are an integral part of these financial statements.

Notes to Financial StatementsJanuary 31, 2007 (Unaudited)

Note 1. ORGANIZATION

Business operations – The New Hampshire Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”), registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal and New Hampshire state interest and dividend tax as is consistent with preservation of capital. The Fund will seek to achieve this objective by investing primarily in a portfolio of New Hampshire municipal securities.

On December 19, 2003, the New Hampshire Municipal Fund became a series of the Integrity Managed Portfolios. Prior to this the Fund was part of the Forum Funds and was named the New Hampshire TaxSaver Bond Fund. The New Hampshire TaxSaver Bond Fund commenced operations on December 31, 1992. The Forum Funds is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

When-issued securities – The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required.

The tax character of distributions paid was as follows:

	July 31, 2006	July 29, 2005
Tax-exempt Income	$184,875	$244,007
Ordinary Income	0	0
Long-term Capital Gains	0	72,597
Total	$184,875	$316,604

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($154,165)	($12,534)	($166,699)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2006, totaling $154,165, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2013	$154,165

For the year ended July 31, 2006, the Fund made no permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended July 31, 2006, the Fund deferred to August 1, 2006 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders – Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other – Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as a realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of January 31, 2007, there were unlimited shares of no par authorized; 474,717 and 518,796 shares were outstanding at January 31, 2007, and July 31, 2006, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006

Shares sold	1,894	29,452
Shares issued on reinvestment of dividends	4,317	10,337
Shares redeemed	(50,290)	(144,925)
Net increase (decrease)	(44,079)	(105,136)

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. All investment advisory fees were waived for the six months ended January 31, 2007. The Fund has a payable to Integrity Money Management of $0 at January 31, 2007 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all the expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the management and investment advisory fee payable by the Fund to the adviser. Accordingly, after fee waivers and expense reimbursements, the Fund’s total annual operating expenses were 1.07% for the six months ended January 31, 2007.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $6,455 of distribution fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Funds Distributor of $1,073 at January 31, 2007 for distribution fees.

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $11,017 of transfer agent fees and expenses for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $2,067 at January 31, 2007 for transfer agent fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $13,291 of accounting service fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $2,281 at January 31, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $11,017 of administrative service fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $2,067 at January 31, 2007 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) aggregated $0 and $767,205, respectively, for the six months ended January 31, 2007.

Note 6. INVESTMENT IN SECURITIES

At January 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $4,902,042. The net unrealized appreciation of investments for financial reporting purposes based on the cost was $8,341, which is comprised of $46,496 aggregate gross unrealized appreciation and $38,155 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights January 31, 2007

Selected per share data and ratios for the period indicated

	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Four Month Period Ended July 30, 2004	For The Year Ended March 31, 2004	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$10.25	$10.20	$10.82	$10.73	$10.88	$10.65	$10.74

Income from Investment Operations:
Net investment income	$.16	$.33	$.33	$.11	$.37	$.40	$.42
Net realized and unrealized gain (loss) on investment and futures transactions	.03	.05	(.52)	.09	(.15)	.30	(.09)
Total Income (Loss) From Investment Operations	$.19	$.38	$(.19)	$.20	$.22	$.70	$.33

Less Distributions:
Dividends from net investment income	$(.16)	$(.33)	$(.33)	$(.11)	$(.37)	$(.40)	$(.42)
Distributions from net capital gains	.00	.00	(.10)	.00	.00	(.07)	.00
Total Distributions	$(.16)	$(.33)	$(.43)	$(.11)	$(.37)	$(.47)	$(.42)

NET ASSET VALUE, END OF PERIOD	$10.28	$10.25	$10.20	$10.82	$10.73	$10.88	$10.65

Total Return	3.75%(A)(C)	3.76%(A)	(1.81%)(A)	5.69%(A)(C)	2.06%(A)	6.65%(A)	3.11%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$4,882	$5,317	$6,363	$7,962	$8,175	$10,198	$11,843
Ratio of net expenses (after expense assumption) to average net assets	1.07%(B)(C)	1.03%(B)	0.98%(B)	0.95%(B)(C)	0.95%(B)	0.95%(B)	0.95%(B)
Ratio of net investment income to average net assets	3.14%(C)	3.19%	3.14%	3.12%(C)	3.44%	3.71%	3.88%
Portfolio turnover rate	0.00%	8.10%	17.94%	10.02%	41.53%	20.00%	21.00%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods since March 31, 2004, Integrity Money Management assumed/waived expenses of $37,923, $69,311, $64,102, and $23,856, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.54%, 2.22%, 1.80%, and 1.84%, respectively. For the period 4/1/03 through 12/19/03, Forum Administrative Services and Forum Investment Advisors assumed/waived expenses of $62,210. For the period from 12/20/03 through 3/31/04, Integrity Money Management assumed/waived expenses of $21,859. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets for the year would have been 1.86%. In prior years, Forum Administrative Services, Forum Investment Advisors, Forum Shareholder Services, and Forum Accounting Services assumed/waived expenses of $106,577 (2003) and $112,886 (2002). If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.03% and 1.86%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Dear Shareholder:

Enclosed is the semi-annual report of the Oklahoma Municipal Fund (the “Fund”) for the period ended January 31, 2007. The Fund’s portfolio and related financial statements are presented within for your review.

In the last part of 2006 investors pushed back when they thought the Federal Reserve would cut interest rates.

Fed Fund futures expectations of where rates are going now give less than even odds that the Fed will cut its key target rate by a quarter point by September. In November the view was that the Fed would almost certainly cut rates from the current 5.25% once and possibly twice.

The mood has shifted as economic reports suggest the economy is in better shape than investors had thought. One reason investors remain so upbeat is that the economy appears to be catching its footing and inflation looks more subdued.

Federal Reserve chairman Ben Bernanke has said repeatedly he hopes the core inflation rate will continue to moderate, falling back below 2%. But he continues to worry, at least in public, about the risk of more persistent inflation, which would force him to raise rates again.

The bond market right now is worried about a different threat, a recession. That fear helped push the yield on the 10-year Treasury bond to 4.81% at the end of the period, higher than the 4.39% at which it began 2006, but well below the 5.25% it hit in late June 2006.

Long-term government bonds now yield less than short-term bonds. That makes investors nervous because, at times, it has historically been a sign of a coming recession. Lower long-term yields suggest investors expect rates to fall when the economy is weakening.

Some tend to downplay the recession risk. Heavy foreign demand for longer-term U.S. Treasury bonds, together with exceptionally low worldwide inflation rates, have kept U.S. bonds lower than normal.

Low yields hold down other market interest rates such as fixed mortgage rates. They encourage consumers and businesses alike to borrow, spend and invest which supports corporate profits and stock prices.

The Oklahoma Municipal Fund began the period at $11.08 per share and ended the period at $11.12 per share for a total return of 2.13%*. This compares to the Lehman Brothers Municipal Bond Index return of 3.06% for the period.

The Funds favorable overall performance can be attributed to its defensive portfolio, with an average maturity of 17 years and a low average maturity to the first call date of 6 years. That, along with an average portfolio coupon of 5.14%, helps relative performance in a rising rate environment.

Issues contributing to this defensive portfolio include: Grand River Dam, 5.50% coupon, due 6/1/2013; Oklahoma Municipal Power, 5.75% coupon, due 1/1/2024; and Southern Nazarene University, 6.00% coupon, due 3/1/2008.

An important part of the Fund’s strategy includes searching the primary and secondary markets for high quality, double tax-exempt issues. Portfolio quality for the year was as follows, AAA 76.9%, AA 10.0%, A 6.7%, BBB 4.0% and NR 2.4%.

Income exempt from federal and Oklahoma state income taxes with preservation of capital remain the primary objectives of the Fund.

If you would like more frequent updates, visit our website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Portfolio Manager

The views expressed are those of Monte Avery, Chief Portfolio Strategist with Integrity Mutual Funds. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and, therefore, the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

January 31, 2007 (Unaudited)

PROXY VOTING ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-276-1262. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Integrity's website at www.integrityfunds.com. This information is also available from the EDGAR database on the Securities and Exchange Commission’s (“SEC's”) website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters on the Form N-CSR(S). The annual and semi-annual reports are filed electronically with the SEC and are delivered to the Fund shareholders. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and the information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You may also access this information from Integrity's website at www.integrityfunds.com.

Terms & Definitions January 31, 2007 (Unaudited)

Appreciation

The increase in value of an asset.

Average Annual Total Return

A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis, assuming all distributions are reinvested.

Coupon Rate or Face Rate

The rate of interest payable annually, based on the face amount of the bond; expressed as a percentage.

Depreciation

The decrease in value of an asset.

Lehman Brothers Municipal Bond Index

An unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

Market Value

The actual (or estimated) price at which a bond trades in the market place.

Maturity

A measure of the term or life of a bond in years. When a bond “matures,” the issuer repays the principal.

Net Asset Value (NAV)

The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial sales charge.

Quality Ratings

A designation assigned by independent rating companies to give a relative indication of a bond’s credit worthiness. “AAA,” “AA,” “A,” and “BBB” indicate investment grade securities. Ratings can range from a high of “AAA” to a low of “D”.

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

January 31, 2007 (Unaudited)

COMPOSITION

PORTFOLIO QUALITY RATINGS

(Based on Total Long-Term Investments)

AAA	76.9%
AA	10.0%
A	6.7%
BBB	4.0%
NR	2.4%

Quality ratings reflect the financial strength of the issuer. They are assigned by independent rating services such as Moody’s Investors Services and Standard & Poor’s. Non-rated bonds have been determined to be of appropriate quality for the portfolio by Integrity Money Management, Inc. (“Integrity Money Management” or “Adviser”), the investment adviser.

These percentages are subject to change.

PORTFOLIO MARKET SECTORS

(As a % of Net Assets)

S-School	37.7%
U-Utilities	17.6%
T-Transportation	16.8%
O-Other	10.3%
W/S-Water/Sewer	6.2%
HC-Health Care	6.1%
G-Government	5.3%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

January 31, 2007 (Unaudited)

DISCLOSURE OF FUND EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 31, 2006 to January 31, 2007.

The example illustrates the Fund’s costs in two ways:

Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/31/06	Ending Account Value 01/31/07	Expenses Paid During Period*
Actual
Class A	$1,000.00	$1,021.33	$5.41
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.86	$5.40

* Expenses are equal to the annualized expense ratio of 1.07%, multiplied by the average account value over the period, multiplied by 180/360 days. The Fund’s ending account value on the first line in the table is based on its actual total return of 2.13% for the six-month period of July 31, 2006 to January 31, 2007.

January 31, 2007 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	For periods ending January 31, 2007
					Since Inception (September 25, 1996)
Oklahoma Municipal Fund	1 year	3 year	5 year	10 year
Without sales charge	5.18%	3.29%	3.03%	4.17%	4.25%
With sales charge (4.25%)	0.67%	1.81%	2.13%	3.72%	3.82%

					Since Inception (September 25, 1996)
Lehman Brothers Municipal Bond Index	1 year	3 year	5 year	10 year
	4.30%	4.00%	5.12%	5.71%	5.93%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

January 31, 2007 (Unaudited)

COMPARATIVE INDEX GRAPH

Comparison of change in value of a $10,000 investment in the Oklahoma Municipal Fund and the Lehman Brothers Municipal Bond Index

	Oklahoma Municipal Fund w/o Sales Charge	Oklahoma Municipal Fund w/ Max Sales Charge	Lehman Brothers Municipal Bond Index

09/25/1996	$10,000	$ 9,575	$10,000
1997	$10,779	$10,321	$11,029
1998	$11,186	$10,711	$11,689
1999	$11,662	$11,166	$12,026
2000	$11,647	$11,153	$12,545
2001	$12,786	$12,243	$13,811
2002	$13,484	$12,911	$14,737
2003	$13,522	$12,947	$15,267
2004	$14,017	$13,422	$16,150
2005	$14,440	$13,827	$17,178
2006	$15,074	$14,434	$17,617
01/31/07	$15,396	$14,742	$18,155

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the Fund's investment objectives, risks, and charges and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Lehman Brothers index is a national index representative of the national municipal bond market, whereas the Fund concentrates its investments in Oklahoma municipal bonds. Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

January 31, 2007 (Unaudited)

MANAGEMENT OF THE FUND

The Board of Integrity Managed Portfolios consists of four Trustees. These same individuals, unless otherwise noted, also serve as Directors or Trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios and the seven series of The Integrity Funds. Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates. These are the “Independent” Trustees. Two of the remaining three Trustees and/or executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Jerry M. Stai 2405 11th Ave NW Minot, ND 58703 54	Trustee	Since January 2006	Faculty, Embry-Riddle University (August 2000 to September 2005); Faculty, Park University (August 2005 to December 2005); Non-Profit Specialist, Bremer Bank (since July 2005); Faculty, Minot State University (since August 2000); Director, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., (since January 2006); Trustee, The Integrity Funds (since January 2006).	16	Marycrest Franciscan Development, Inc.
Orlin W. Backes 948 13th Ave. SW Minot, ND 58701 71	Trustee	Since January 1996	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director, South Dakota Tax-Free Fund, Inc. (April 1995 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., (Since April 2005); Trustee, The Integrity Funds (since May 2003); and Director, First Western Bank & Trust.	16	First Western Bank & Trust
R. James Maxson 1 Main Street North Minot, ND 58701 59	Trustee	Since January 1999	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Director, Integrity Fund of Funds, Inc., ND Tax-Free Fund, Inc. and Montana Tax-Free Fund, Inc. (since January 1999), South Dakota Tax-Free Fund, Inc. (January 1999 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); and Trustee, The Integrity Funds (since May 2003).	16	Vincent United Methodist Foundation Minot Area Development Corporation

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2007 (Unaudited)

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH REGISTRANT	TERM AND LENGTH SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS OVERSEEN IN THE FUND COMPLEX[1]	OTHER DIRECTORSHIPS HELD OUTSIDE THE FUND COMPLEX
Robert E. Walstad[2] 1 Main Street North Minot, ND 58703 62	Trustee, Chairman, President	Since January 1996

Director (since September 1987), President (September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., Integrity Fund Services, Inc.; Director, President (since inception) and Treasurer (May 1989 to May 2004), ND Capital, Inc. (August 1988 to September 2004), South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 June 2003), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc.; Trustee, Chairman and President (since May 2003) and Treasurer (May 2003 to May 2004), The Integrity Funds; Director, President and Treasurer (May 2003 to August 2003), Integrity Funds Distributor, Inc.; Director (October 1999 to June 2003), Magic Internet Services, Inc.; Director (May 2000 to June 2003), President (October 2002 to June 2003), ARM Securities Corporation; and Director, CEO, Chairman (since January 2002), President (September 2002 to December 2004), Capital Financial Services, Inc.

				16	Capital Financial Services, Inc., and Minot Park Board
Peter A. Quist 1 Main Street North Minot, ND 58703 72	Vice President, Secretary	Since January 1996

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc., ND Capital, Inc. (August 1988 to September 2004), Integrity Fund Services, Inc., South Dakota Tax-Free Fund, Inc. (April 1994 to June 2004), Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Montana Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Tax Free Fund, Inc., Integrity Funds Distributor, Inc.; Vice President and Secretary, The Integrity Funds (since May 2003); and Director, ARM Securities Corporation (May 2000 to June 2003).

				3	None
Laura K. Anderson 1 Main Street North Minot, ND 58703 32	Treasurer	Since October 2005

Fund Accountant (until May 2004), Fund Accounting Supervisor (May 2004 to October 2005), Fund Accounting Manager, Integrity Fund Services, Inc.; Treasurer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None
Brent M. Wheeler 1 Main Street North Minot, ND 58703 36	Mutual Fund Chief Compliance Officer	Since October 2005

Fund Accounting Manager (May 1998 to October 2005), Integrity Fund Services, Inc.; Treasurer (May 2004 to October 2005), Mutual Fund Compliance Officer (since October 2005), The Integrity Funds, ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc.

				N/A	None

1The Fund Complex consists of the three incorporated funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the seven series of The Integrity Funds.

2Mr. Walstad qualifies as an interested person of the Trust, as defined in the 1940 Act, by virtue of being an officer and director of the Investment Adviser and Distributor.

Trustees and officers of the Fund serve until their resignation, removal or retirement.

The Statement of Additional Information contains more information about the Fund’s Trustees and is available without charge upon request, by calling Integrity Funds Distributor, Inc. at 1(800) 276-1262.

January 31, 2007 (Unaudited)

Board Approval of Investment Advisory Agreement

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, Inc. (“Integrity Fund Services”), the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc. (“the Company”), the Fund’s sponsor.

The approval and the continuation of a fund’s investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “Interested Persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund’s adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 25, 2006, the Board of Trustees, including a majority of the Independent Trustees of the Fund, approved the Management and Investment Advisory Agreement (“Advisory Agreement”), between the Fund and Integrity Money Management.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreements nor “interested persons” of any such party (as such term is defined for regulatory purposes), unanimously approved the Advisory Agreement. In determining whether it was appropriate to approve the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the approval of the Advisory Agreements, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the approval of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;
(b)	the various personnel furnishing such services and their duties and qualifications;
(c)	the relevant fund’s investment performance as compared to standardized industry performance data;
(d)	the adviser’s costs and profitability of furnishing the investment management services to the fund;
(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;
(f)	an analysis of the rates charged by other investment advisers of similar funds;
(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and
(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser’s services and its fees, the Trustees reviewed information concerning the performance of the Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Fund, the Trustees considered, among other things, the fees, the Fund’s past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to the Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to the Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser’s commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the approval of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to sixteen funds in the Integrity family of funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund’s future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate to the Board.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has over 25 years experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance: The Adviser has assured through subsidization that its Fund has had consistent performance relative to comparable and competing funds. Although the Fund has outperformed its relative benchmark for the YTD and 1-year periods, it has underperformed its relative benchmark for the 5-year, 10-year and since inception periods as of September 29, 2006. The Fund has positive returns for all the periods indicated above as of September 29, 2006. In addition, the Fund has been meeting its investment objective for providing as high a level of current income exempt from federal and Oklahoma state income taxes as is consistent with preservation of capital.

Profitability: The Board has reviewed a year to date and a 12-month profit analysis spreadsheet completed by the controller of the investment adviser. Based on the relatively small size of each fund under management with the Adviser, the Adviser has shown no profit for the period. The Board determined that the profitability of the Adviser was not excessive based on the services it will provide for the Fund and the profit analysis spreadsheet presented by the Adviser.

Economies of Scale: The Board briefly discussed the benefits for the Fund as the Adviser could realize economies of scale as the Fund grows larger, but the size of the Fund has not reached an asset level to benefit from economies of scale.The advisory fees are structured appropriately based on the size of the Fund. The Adviser has indicated that a new advisory fee structure may be looked at if the Fund reaches an asset level where the Fund could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: The Adviser is voluntarily waiving advisory fees due to the small size of the Fund. The Board considered the compensation payable under the Advisory Agreement fair and reasonable in light of the services to be provided.

Expense ratios of the applicable fund as compared to data for comparable funds: The Fund’s net expense ratio of 1.07% for the Class A shares was comparable to other funds of similar objective and size.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called “fallout” benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to approve the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Integrity Money Management, the strategic plan involving the Fund and the potential for increased distribution and growth of the Fund. They determined that, after considering all relevant factors, the adoption of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Potential Conflicts of Interest – Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The Investment Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having them focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. Mr. Avery's compensation is based on salary paid every other week. He is not compensated for client retention. In addition, Integrity Mutual Funds, Inc., sponsors a 401(k) plan for all its employees. This plan is funded by employee elective deferrals and, to an extent, matching contributions by the Company. After one year of employment the employee is eligible to participate in the Company matching program. The Company matches 100% of contribution up to 3% and ½% for each additional percent contributed up to 5%. The Company has established a program in which it will grant interests in Integrity Mutual Funds Inc., shares to current employees that meet certain eligibility requirements, as a form of long-term incentive. The program is designed to allow all employees to participate in the long-term growth of the value of the firm.

•

Although the Portfolio Managers generally do not trade securities in their own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Schedule of Investments January 31, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (96.2%)

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	Aa-3/AA	5.250%	06/01/2025	$250,000	$263,010
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/A	5.750	09/01/2034	500,000	524,650
Claremore Public Works Auth. Capital Improvement Rev. FSA	Aaa/AAA	5.250	06/01/2027	750,000	811,163
Drumright, OK Utility Sys. Rev. Assured Guaranty Ins.	NR/AAA	4.750	02/01/2036	950,000	979,744
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	Aaa/AAA	5.500	11/01/2019	500,000	545,605
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/2019	200,000	200,906
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/2028	865,000	868,970
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/2024	155,000	160,540
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.750	07/01/2024	250,000	255,970
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/2023	200,000	205,756
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/2018	250,000	255,207
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/2011	210,000	228,934
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/2013	700,000	763,917
Grand River Dam Auth., OK Rev. MBIA	Aaa/AAA	5.875	06/01/2007	160,000	161,744
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/2012	500,000	527,705
Jackson Cty., OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/2022	500,000	513,565
Jenks, OK General Obligation FSA	Aaa/AAA	4.200	02/01/2014	400,000	408,024
Jenks, OK General Obligation FSA	Aaa/AAA	5.000	02/01/2025	250,000	277,768
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/2029	500,000	536,730
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/2027	300,000	323,142
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/2032	250,000	264,827
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/2030	100,000	105,832
McClain Cty., OK Econ. Dev. Auth. Ed. Lease Rev. (Purcell Schools) Assured GTY	Aa-1/AAA	4.250	09/01/2020	585,000	583,087
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/2024	500,000	532,555
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	Aa-3/AA	5.250	09/01/2016	180,000	189,293
Norman, OK Utilities Auth. Utility Rev. FGIC	Aaa/NR	4.000	11/01/2022	265,000	255,810
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/2024	300,000	304,806
OK Agric. & Mech. Colleges Utility Rev. Sys. FGIC	Aaa/AAA	4.000	07/01/2008	185,000	185,588
Oklahoma City, OK MBIA	Aaa/AAA	4.250	03/01/2022	110,000	109,612
*OK Board of Regents (Oklahoma City Community College) Student Rev. AMBAC	Aaa/AAA	5.550	07/01/2022	750,000	797,092
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	Aaa/AAA	5.500	10/01/2019	250,000	274,785
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/2029	425,000	443,908
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/2016	140,000	141,407
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/2021	100,000	101,047
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/2020	150,000	161,143
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/2025	390,000	419,176
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/2015	280,000	286,681
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/2027	120,000	125,164
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/2022	200,000	207,636
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600	04/01/2022	250,000	253,402
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/2023	250,000	254,207
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) FSA	Aaa/AAA	4.500	06/01/2026	250,000	251,057
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/2021	140,000	142,085
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/2020	75,000	75,356
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/2020	50,000	50,824
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/2013	400,000	414,540
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/2018	600,000	623,448
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/2028	500,000	514,250
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	5.750	02/15/2025	500,000	523,765
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	6.000	02/15/2029	400,000	420,956
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/2025	200,000	209,430
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/2009	105,000	107,511
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/2027	150,000	158,080
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/2027	250,000	261,935
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev. Ref. AMBAC	Aaa/AAA	5.125	06/01/2017	555,000	572,055
#OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/2018	1,600,000	1,694,752
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/2014	250,000	265,188
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2022	500,000	527,850
OK Capital Impvt. Auth. (Higher Ed. Project) AMBAC	Aaa/AAA	5.000	07/01/2024	250,000	263,020
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2030	2,000,000	2,098,380
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/2024	500,000	500,485
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/2026	500,000	500,105
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2022	100,000	99,959
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2023	100,000	99,957
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.500	07/01/2024	200,000	200,958
*OK State Indl. Finance Auth. G.O.	Aa-3/NR	6.050	02/01/2015	285,000	285,000
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/2020	250,000	267,970
OK State Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/2024	2,230,000	2,504,290
OK State Student Loan Auth.	A/NR	6.350	09/01/2025	280,000	306,034
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/2031	685,000	721,195
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/2032	450,000	464,414
OK State Turnpike Auth. FGIC	Aaa/AAA	5.000	01/01/2023	165,000	169,406
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.250	01/01/2028	430,000	445,557
OK State Turnpike Auth. FGIC	Aaa/AAA	5.250	01/01/2012	225,000	229,986
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.000	01/01/2028	120,000	123,451
OK State Turnpike Auth. Rev. MBIA-IBC	Aaa/AAA	4.750	01/01/2024	140,000	143,697
OK Water Resources Board Rev. AMBAC	Aaa/AAA	4.750	04/01/2024	100,000	102,870
OK State Water (Loan Program) Rev.	NR/AAA	5.400	09/01/2015	105,000	106,623
*OK State Water (Loan Program) Rev.	NR/AAA	5.100	09/01/2016	415,000	430,907
OK State Water Resources Board Rev.	NR/AAA	5.050	10/01/2022	200,000	212,372
OK State Water Resources Board Rev.	NR/AAA	5.125	10/01/2027	500,000	534,385
OK State Water Resources Loan Rev.	NR/AAA	5.100	10/01/2027	500,000	534,020
OK State Water Resources Board Rev.	NR/AAA	4.625	10/01/2018	435,000	444,357
OK Board of Regents (University of Oklahoma) Athletic Fac. Rev. MBIA	Aaa/NR	5.250	06/01/2026	550,000	576,108
OK Transportation Auth. Turnpike Sys. Rev. AMBAC	Aaa/AAA	5.000	01/01/2021	100,000	104,651
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/2030	750,000	785,498
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/2027	500,000	515,680
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/2021	250,000	260,773
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ALA	NR/A	5.625	12/01/2020	140,000	147,595
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/A	5.700	12/01/2025	220,000	232,030
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/A	5.750	12/01/2030	250,000	264,105
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.550	11/01/2021	250,000	264,233
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.650	11/01/2031	375,000	396,776
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.550	11/01/2021	250,000	264,343
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.650	11/01/2031	250,000	264,628
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/2032	250,000	262,100
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/A	5.250	11/01/2023	250,000	259,735
Tulsa Cty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/2024	500,000	510,350
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2023	700,000	707,091
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2026	1,035,000	1,045,485
Tulsa, OK Ind. Auth Rev University of Tulsa	Aaa/NR	4.500	10/01/2026	500,000	499,755
University of OK Board of Regents (Research Fac.) Rev.	Aaa/NR	4.800	03/01/2028	670,000	687,648
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/2029	250,000	254,948
University of OK (Board of Regents) Rev. FGIC	Aaa/AAA	4.000	07/01/2016	250,000	250,835
OK Board of Regents Univ. of OK FGIC	NR/AAA	4.125	07/01/2026	500,000	489,295
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/2027	1,000,000	1,044,970
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/2023	250,000	272,470

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $42,645,164)					$43,773,690

SHORT-TERM SECURITIES (5.1%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $2,313,612)				2,313,612	$2,313,612

TOTAL INVESTMENTS IN SECURITIES (COST: $44,958,776)					$46,087,302
OTHER ASSETS LESS LIABILITIES					(585,989)

NET ASSETS					$45,501,313

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

As of January 31, 2007, the Fund had one when-issued purchase:

500,000 of OK Board of Regents (University of Oklahoma); 4.125%; 07/01/26

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Non-rated (NR) securities in the Fund were investment grade when purchased.

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Assets and Liabilities January 31, 2007 (Unaudited)

ASSETS
Investment in securities, at value (cost: $44,958,776)	$46,087,302
Receivable for fund shares sold	45,829
Accrued interest receivable	542,190
Accrued dividends receivable	4,832
Prepaid expenses	8,317

Total Assets	$46,688,470

LIABILITIES
Security purchases payable	$998,397
Dividends payable	136,174
Disbursements in excess of demand deposit cash	11,386
Payable to affiliates	36,688
Accrued expenses	4,512

Total Liabilities	$1,187,157

NET ASSETS	$45,501,313

Net assets are represented by:
Paid-in capital	$46,846,545
Accumulated undistributed net realized gain (loss) on investments and futures	(2,476,654)
Accumulated undistributed net investment income	2,896
Unrealized appreciation (depreciation) on investments	1,128,526
Total amount representing net assets applicable to 4,092,121 outstanding shares of no par common stock (unlimited shares authorized)	$45,501,313

Net asset value per share	$11.12

Public offering price (based on sales charge of 4.25%)	$11.61

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Operations For the six months ended January 31, 2007 (Unaudited)

INVESTMENT INCOME
Interest	$1,006,451
Dividends	16,155
Total Investment Income	$1,022,606

EXPENSES
Investment advisory fees	$111,727
Distribution (12b-1) fees	55,864
Administrative service fees	26,114
Transfer agent fees	39,457
Transfer agent out-of-pocket expense	284
Accounting service fees	23,172
Custodian fees	3,079
Registration and filing fees	831
Trustees fees	1,853
Reports to shareholders	1,463
Professional fees	10,877
Insurance expense	664
Audit fees	3,706
Legal fees	341
Total Expenses	$279,432
Less expenses waived or absorbed by the Fund’s manager	(40,336)
Total Net Expenses	$239,096

NET INVESTMENT INCOME	$783,510

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$5,994
Net change in unrealized appreciation (depreciation) of investments	150,663
Net Realized And Unrealized Gain (Loss) On Investments	$156,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$940,167

The accompanying notes are an integral part of these financial statements.

Financial Statements January 31, 2007

Statement of Changes in Net Assets

For the six months ended January 31, 2007 and the year ended July 31, 2006

	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$783,510	$1,355,659
Net realized gain (loss) on investment and futures transactions	5,994	789,653
Net change in unrealized appreciation (depreciation) on investments and futures	150,663	(476,388)
Net Increase (Decrease) in Net Assets Resulting From Operations	$940,167	$1,668,924

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.20 and $.39 per share, respectively)	$(783,099)	$(1,354,904)
Distributions from net realized gain on investment and futures transactions ($.00 and $.00 per share, respectively)	0	0
Total Dividends and Distributions	$(783,099)	$(1,354,904)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$3,704,608	$15,763,169
Proceeds from reinvested dividends	321,319	576,842
Cost of shares redeemed	(2,244,712)	(7,978,446)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$1,781,215	$8,361,565

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,938,283	$8,675,585

NET ASSETS, BEGINNING OF PERIOD	43,563,030	34,887,445

NET ASSETS, END OF PERIOD	$45,501,313	$43,563,030
Undistributed Net Investment Income	$2,896	$2,484

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements January 31, 2007 (Unaudited)

Note 1. ORGANIZATION

Business operations - Oklahoma Municipal Fund (the “Fund”) is an investment portfolio of Integrity Managed Portfolios (the “Trust”), registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently six portfolios are offered. Integrity Managed Portfolios is an unincorporated business trust organized under Massachusetts law on August 10, 1990. The Fund had no operations from that date to September 25, 1996, other than matters relating to organization and registration. On September 25, 1996, the Fund commenced its Public Offering of capital shares. The investment objective of the Fund is to provide its shareholders with as high a level of current income exempt from both federal income tax and, to a certain extent, Oklahoma state income tax, as is consistent with preservation of capital. Up to 20% of the Fund’s total assets may be invested in Oklahoma municipal securities which are subject to Oklahoma state income taxes. The Fund will seek to achieve this objective by investing primarily in a portfolio of Oklahoma municipal securities.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 4.25% of the offering price.

Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation - Securities for which quotations are not readily available (which will constitute a majority of the securities held by the Fund) are valued using a matrix system at fair value as determined by Integrity Money Management. The matrix system has been developed based on procedures approved by the Board of Trustees which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. The Fund follows industry practice and records security transactions on the trade date.

The Fund concentrates its investments in a single state. This concentration may result in the Fund investing a relatively high percentage of its assets in a limited number of issuers.

Repurchase agreements – In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

When-issued securities – The Fund may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent Deferred Sales Charge (“CDSC”) – In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders. Therefore, no provision for income taxes is required. Distributions during the year ended July 31, 2006, were characterized as tax-exempt for tax purposes.

The tax character of distributions paid was as follows:

	July 31, 2006	July 29, 2005
Tax-exempt Income	$1,354,904	$1,295,062
Ordinary Income	0	0
Long-term Capital Gains	0	0
Total	$1,354,904	$1,295,062

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($2,482,648)	$980,347	($1,502,301)

The Fund has unexpired capital loss carryforwards for tax purposes as of July 31, 2006, totaling $2,482,648, which may be used to offset capital gains. The capital loss carryforward amounts will expire in each of the years ended July 31 as shown in the table below.

Year	Unexpired Capital Losses
2010	$375,368
2011	$412,304
2012	$547,833
2013	$1,147,143

For the year ended July 31, 2006, the Fund made no permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended July 31, 2006, the Fund deferred to August 1, 2006 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually.

Premiums and discounts - Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded. Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. CAPITAL SHARE TRANSACTIONS

As of January 31, 2007, there were unlimited shares of no par authorized; 4,092,121 and 3,932,533 shares were outstanding at January 31, 2007, and July 31, 2006, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006
Shares sold	331,283	1,433,102
Shares issued on reinvestment of dividends	28,666	52,488
Shares redeemed	(200,361)	(725,822)
Net increase (decrease)	159,588	759,768

Note 4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund’s investment adviser; Integrity Funds Distributor, the Fund’s underwriter; and Integrity Fund Services, the Fund’s transfer, accounting, and administrative services agent, are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Fund has recognized $71,391 of investment advisory fees after partial waiver for the six months ended January 31, 2007. The Fund has a payable to Integrity Money Management of $9,913 at January 31, 2007 for investment advisory fees. Certain officers and trustees of the Fund are also officers and directors of the investment adviser.

Under the terms of the advisory agreement, the investment adviser has agreed to pay all expenses of the Fund (excluding taxes and brokerage fees and commissions, if any) that exceed 1.25% of the Fund’s average daily net assets on an annual basis up to the amount of the investment advisory and management fee. The investment adviser and underwriter may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after fee waivers and expense reimbursements, the Fund’s total annual operating expenses were 1.07% for the six months ended January 31, 2007.

Principal Underwriter and Shareholder Services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.” The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly. The Fund has recognized $55,864 of distribution fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Funds Distributor of $9,722 at January 31, 2007 for distribution fees.

Integrity Fund Services, the transfer agent, provides shareholder services for a variable fee equal to 0.20% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. An additional fee with a minimum of $500 per month is charged for each additional share class. The Fund has recognized $39,457 of transfer agent fees and expenses for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $7,778 at January 31, 2007 for transfer agent fees. Integrity Fund Services also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $23,172 of accounting service fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $4,011 at January 31, 2007 for accounting service fees. Integrity Fund Services also acts as the Fund’s administrative services agent for a variable fee equal to 0.125% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus out-of-pocket expenses. An additional minimum fee of $500 per month is charged by Integrity Fund Services for each additional share class. The Fund has recognized $26,114 of administrative service fees for the six months ended January 31, 2007. The Fund has a payable to Integrity Fund Services of $4,861 at January 31, 2007 for administrative service fees.

Note 5. INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $2,462,652 and $810,910, respectively, for the six months ended January 31, 2007.

Note 6. INVESTMENT IN SECURITIES

At January 31, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $44,958,776. The net unrealized appreciation of investments for financial reporting purposes based on the cost was $1,128,526, which is comprised of $1,242,360 aggregate gross unrealized appreciation and $113,834 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Note 7. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

Financial Highlights January 31, 2007

Selected per share data and ratios for the period indicated

	For The Six Months Ended January 31, 2007 (Unaudited)	For The Year Ended July 31, 2006	For The Year Ended July 29, 2005	For The Year Ended July 30, 2004	For The Year Ended July 31, 2003	For The Year Ended July 31, 2002
NET ASSET VALUE, BEGINNING OF PERIOD	$11.08	$11.00	$11.07	$11.09	$11.54	$11.47

Income from Investment Operations:
Net investment income	$.20	$.39	$.40	$.42	$.49	$.55
Net realized and unrealized gain (loss) on investment and futures transactions	.04	.08	(.07)	(.02)	(.45)	.07
Total Income (Loss) From Investment Operations	$.24	$.47	$.33	$.40	$.04	$.62

Less Distributions:
Dividends from net investment income	$(.20)	$(.39)	$(.40)	$(.42)	$(.49)	$(.55)
Distributions from net capital gains	.00	.00	.00	.00	.00	.00
Total Distributions	$(.20)	$(.39)	$(.40)	$(.42)	$(.49)	$(.55)

NET ASSET VALUE, END OF PERIOD	$11.12	$11.08	$11.00	$11.07	$11.09	$11.54

Total Return	4.27%(A)(C)	4.39%(A)	3.02%(A)	3.67%(A)	0.28%(A)	5.46%(A)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$45,501	$43,563	$34,887	$35,472	$31,799	$21,995
Ratio of net expenses (after expense assumption) to average net assets	1.07%(B)(C)	1.03%(B)	0.98%(B)	0.93%(B)	0.65%(B)	0.51%(B)
Ratio of net investment income to average net assets	3.51%(C)	3.55%	3.60%	3.77%	4.21%	4.69%
Portfolio turnover rate	1.87%	4.65%	8.69%	10.70%	9.39%	15.77%

(A) Excludes maximum sales charge of 4.25%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. or Integrity Money Management assumed/waived expenses of $40,336, $60,854, $81,636, $87,525, $124,432, and $137,514, respectively. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 1.25%, 1.19%, 1.20%, 1.19%, 1.11%, and 1.19%, respectively.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2)	Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. The Code has been amended to remove references to the functions of the corporation and apply specifically to the Funds during the registrant's most recent fiscal half-year. The registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PFO and PEO during the period covered by this report.

Item 3)	Audit Committee Financial Expert.
The information required by this Item is only required in an annual report on Form N-CSR.
Item 4)	Principal Accountant Fees and Services.
The information required by this Item is only required in an annual report on Form N-CSR.
Item 5)	Audit Committee of Listed Registrants.
Not applicable.
Item 6)	Schedule of Investments.
The Schedule of Investments is included in Item 1 of this Form N-CSRS.
Item 7)	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8)	Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9)	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10)	Submissions of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors in the last fiscal half-year.
Item 11)	Controls and Procedures.
(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSRS (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12)	Exhibits.
(a) (1) The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.
(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/Robert E. Walstad
Robert E. Walstad
President, Integrity Managed Portfolios
Date:	March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura K. Anderson
Laura K. Anderson
Treasurer, Integrity Managed Portfolios
Date:	March 30, 2007